UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21846

Clough Global Opportunities Fund

(exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin D. Nelson, Secretary

Clough Global Opportunities Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:   March 31

Date of reporting period: April 1, 2014 - September 30, 2014

Item 1. Reports to Stockholders.

Clough Capital Partners, LP

Boston • Hong Kong

SEMI-ANNUAL REPORT

9.30.14

SECTION 19(B) DISCLOSURE

September 30, 2014 (Unaudited)

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (each a “Fund” and collectively, the “Funds”), acting pursuant to a Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Fund’s Board of Trustees (the “Board”), have adopted a plan, consistent with each Fund’s investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, Clough Global Allocation Fund and Clough Global Equity Fund currently distribute $0.105 per share on a monthly basis and Clough Global Opportunities Fund distributes $0.095 per share on a monthly basis.

The fixed amount distributed per share is subject to change at the discretion of each Fund’s Board. Under the Plan, each Fund will distribute all available investment income to its shareholders, consistent with each Fund’s primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a monthly basis, each Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable each Fund to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about each Fund’s investment performance from the amount of these distributions or from the terms of the Plan. Each Fund’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate each Fund’s Plan without prior notice if it deems such action to be in the best interest of either the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if a Fund’s stock is trading at or above net asset value) or widening an existing trading discount. Each Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, increased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to each Fund’s prospectus for a more complete description of its risks.

Please refer to Additional Information for a cumulative summary of the Section 19(a) notices for each Fund’s current fiscal period. Section 19(a) notices for each Fund, as applicable, are available on the Clough Global Closed-End Funds website www.cloughglobal.com.

Clough Global Funds	Table of Contents

Shareholder Letter	Clough Global Funds
September 30, 2014 (Unaudited)

To Our Shareholders:

Clough Global Allocation Fund (GLV)

During the six-months ended September 30, 2014, the Clough Global Allocation Fund’s total return, assuming reinvestment of all distributions, was -0.59% based on the net asset value and -1.74% based on the market price of the Fund. The S&P 500 and the MSCI World Index returned 6.41% and 2.92%, respectively, over the same period. During the six-months ended September 30, 2014, the Fund paid $0.63 per share in distributions. As of September 30th, the Fund had a dividend distribution rate on the market price of 8.81%.

Clough Global Equity Fund (GLQ)

During the six-months ended September 30, 2014, the Clough Global Equity Fund’s total return, assuming reinvestment of all distributions, was -1.09% based on the net asset value and -3.11% based on the market price of the Fund. The S&P 500 and the MSCI World Index returned 6.41% and 2.92%, respectively, over the same period. During the six-months ended September 30, 2014, the Fund paid $0.63 per share in distributions. As of September 30th, the Fund had a dividend distribution rate on the market price of 8.79%.

Clough Global Opportunities Fund (GLO)

During the six-months ended September 30, 2014, the Clough Global Opportunities Fund’s total return, assuming reinvestment of all distributions, was -0.81% based on the net asset value and -2.12% based on the market price of the Fund. The S&P 500 and the MSCI World Index returned 6.41% and 2.92%, respectively, over the same period. During the six-months ended September 30, 2014, the Fund paid $0.57 per share in distributions. As of September 30th, the Fund had a dividend distribution rate on the market price of 9.56%.

One thing that has been supportive of equities for the past two years has been the aggressive expansion of liquidity on the part of the Fed. That in turn has depressed securities market volatility. All has now changed. Volatility first emerged in the foreign exchange market several weeks ago, a market where trillions of dollars are traded weekly. One reason for its reemergence is clear: tapering removes that support central bank liquidity has provided the capital markets. Another reason for the rise in volatility is a slowing global economy and the fact that systemic weakness in Europe has finally reached into Germany, where export orders and industrial activity have weakened. Peripheral bond markets have fallen in response and that has brought the Euro under pressure. As an aside, Europe’s problems are actually positive for the Fund. As you know we have had a short European bank trade on for some time. Peripheral banks are particularly vulnerable here as they are largely a leveraged bet on their own sovereign spreads, and those spreads are beginning to widen out. We still believe very large capital raises lie ahead for the banks. While some of our strategies have been flat over the last six months, we still believe they have promise for high returns in this new environment.

Our positions in the housing sector encompass both homebuilders and companies involved in providing mortgage insurance. The mortgage insurance industry has the potential of being both rapidly growing and highly profitable in the absence of another collapse in residential housing prices. We think that is unlikely. The industry is under-building demand. Meanwhile apartment rents are 15% higher year-on-year so that alternative to single family housing is getting pricey at a time mortgage costs are declining. The cog in the machine is mortgage availability which is still depressed largely due to regulatory issues but they are likely to ease. Sheila Bair, the former FDIC (Federal Deposit Insurance Corporation) Chair, wrote a piece in Fortune suggesting a less restrictive mortgage lending environment. In addition, Fannie Mae and Freddie Mac announced a joint campaign to make credit more accessible to first time home buyers. The recent move lower in 30-year mortgage rates below 4% should also provide a tailwind for the sector. Meanwhile MGIC Investment Corp., a mortgage insurer held by the Fund, reported a 21% year-on-year rise in new insurance in the third quarter in a flat market as the private companies take share from the FHA (Federal Housing Administration). It may require some patience, but a housing cycle seems more likely.

Citigroup Corp., one of the Fund’s largest positions reported third quarter revenues rose 10% year-on-year while expenses dropped 6% and total credit costs dropped 11%. Citi Holdings (the so-called “bad bank”) was profitable for the second quarter in a row. Net interest margins and trading revenues improved, as did international consumer revenues. Citi’s capital and leverage ratios are far above peers, yet the stock still sells 15% below tangible book and 30% below stated book. It is notable that one-third of the company’s earnings came from its Asian consumer business. Citi is part of an oligopoly of only three global banks which can offer corporate banking services worldwide.

Healthcare continues to be the largest contributor to performance for 2014. The funds are long names that will continue to benefit from the M&A (Mergers and Acquisitions) environment. Large slow growing names in the space need to acquire companies to maintain product pipelines. We are long mid-cap names with launched products and no partners that make for attractive acquisition targets. The funds also continue to be long hospitals that benefit from the implementation of the Affordable Care Act. Medicaid is now correcting roughly 10% top line losses for hospitals. Potential losses of the past will now be backed by the government. The long position in Healthcare is hedged with shorts in Biotech and HMO’s (Health Maintenance Organization) where valuations look vulnerable.

On the Asia front, we think China’s A share market (SHCOMP, Shanghai Stock Exchange Composite Index) could be the world’s best performing index over the next few years. That index rose 6.9% in September on a 65% year-on-year rise in turnover while western stocks stumbled. Our thinking is based on China’s transformation from a credit dependent industrial economy with a mercantilist bent to a consumer-based services economy. The China consumer is spending big time. One piece of evidence of this is a structural change in its current account makeup. China’s merchandise trade

2	www.cloughglobal.com

Clough Global Funds	Shareholder Letter
September 30, 2014 (Unaudited)

balance was a positive $358 billion in 2013, but that merely means it returned to its 2008 peak. However, China’s total current account is deteriorating because of a growing deficit in trade from services. That means services consumption is rising rapidly. A boom in transportation and tourism services is simply reflective of the boom in services spending generally across China.

One way to think about Asia is that everywhere in Asia, reform is underway. Reform governments are in power in China and India, the Abe government is the best Japan has had in 30 years outside of Junichiro Koizumi. A former salesperson is in power in Indonesia. The army is currently in charge in Thailand but the army is popular and business friendly. In brief, approximately 8-9% of the Fund is invested here at present, largely in China, India, Japan and South Korea, and we are seeking ways to increase that exposure.

The Funds have benefited this year by being long 30-year Treasuries and A-rated US corporate bonds. 30% of equity in GLV and GLO and 20% of equity in GLQ are currently in fixed income assets. The recent volatility has made pricing more attractive in corporate bonds and we will continue to add to this allocation opportunistically. We still believe we are in a low interest rate world and deflationary forces in Europe will continue to make US Treasuries and corporate debt an attractive source of income.

If you have any questions about your investment, please call 1-877-256-8445.

Sincerely,

Charles I. Clough, Jr.

Robert M. Zdunczyk

Past performance is no guarantee of future results.

The information in this letter represents the opinions of the individual Portfolio Managers and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

The Fund’s distribution policy will, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio.

Sources of distributions to shareholders may include net investment income, net realized short-term capital gains, net realized long-term capital gains and return of capital. If a distribution includes anything other than net investment income, the applicable Fund provides a Section 19(a) notice of the best estimate of its distribution sources at that time. Please refer to Additional Information for a cumulative summary of the Section 19(a) notices for each Fund’s current period. The actual amounts and sources of distributions for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The estimates may not match the final tax characterization (for the full year’s distributions) contained in the shareholder’s Form 1099-DIV. Distribution payments are not guaranteed; distribution rates may vary.

MSCI World Index – A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

S&P 500® Index – Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Shanghai Stock Exchange Composite-Index – A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange.

30-year Treasuries – A U.S. Treasury debt obligation that has a maturity of 30 years. The 30-year Treasury used to be the bellwether U.S. bond but now most consider the 10-year Treasury to be the benchmark.

A-rated US corporate bonds – A rating that indicates that a municipal or corporate bond has a relatively low risk of default. Bond rating firms, such as Standard & Poor’s, use different designations consisting of upper- and lower-case letters ‘A’ and ‘B’ to identify a bond’s credit quality rating. ‘AAA’ and ‘AA’ (high credit quality) and ‘A’ and ‘BBB’ (medium credit quality) are considered investment grade. Credit ratings for bonds below these designations (‘BB’, ‘B’, ‘CCC’, etc.) are considered low credit quality, and are commonly referred to as “junk bonds”.

It is not possible to invest directly in an index.

Semi-Annual Report | September 30, 2014	3

Shareholder Letter	Clough Global Funds
September 30, 2014 (Unaudited)

CLOUGH GLOBAL ALLOCATION FUND
Top 10 Equity Holdings*	% of Total Portfolio
1. Bank of America Corp.	3.84%
2. Citigroup, Inc.	3.81%
3. DR Horton, Inc.	3.00%
4. Western Union Co.	2.85%
5. Lennar Corp. - Class A	2.81%
6. AutoNation, Inc.	2.03%
7. Lam Research Corp.	2.02%
8. Signet Jewelers, Ltd.	2.00%
9. Morgan Stanley	1.96%
10. Two Harbors Investment Corp.	1.96%

CLOUGH GLOBAL EQUITY FUND
Top 10 Equity Holdings*	% of Total Portfolio
1. Bank of America Corp.	3.84%
2. Citigroup, Inc.	3.81%
3. DR Horton, Inc.	2.96%
4. Western Union Co.	2.82%
5. Lennar Corp. - Class A	2.78%
6. Lam Research Corp.	2.00%
7. AutoNation, Inc.	1.99%
8. Signet Jewelers, Ltd.	1.98%
9. Two Harbors Investment Corp.	1.93%
10. Morgan Stanley	1.93%

CLOUGH GLOBAL OPPORTUNITIES FUND
Top 10 Equity Holdings*	% of Total Portfolio
1. Bank of America Corp.	3.85%
2. Citigroup, Inc.	3.82%
3. DR Horton, Inc.	3.00%
4. Western Union Co.	2.85%
5. Lennar Corp. - Class A	2.82%
6. AutoNation, Inc.	2.06%
7. Lam Research Corp.	2.02%
8. Signet Jewelers, Ltd.	2.00%
9. Morgan Stanley	1.98%
10. Two Harbors Investment Corp.	1.96%

Holdings are subject to change.

*Only long positions are listed.

4	www.cloughglobal.com

Clough Global Allocation Fund	Portfolio Allocation
September 30, 2014 (Unaudited)

Asset Allocation*

Common Stocks - US	69.72%
Common Stocks - Foreign	14.49%
Exchange Traded Funds	-15.13%

Total Equities	69.08%

Government L/T	4.42%
Corporate Debt	8.06%
Asset/Mortgage Backed	7.57%

Total Fixed Income	20.05%

Short-Term Investments	10.24%
Other (Foreign Cash)	0.41%
Total Return Swap Contracts	0.18%
Warrants	0.07%
Options	-0.03%

Total Other	10.87%

TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including options written and securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.
†	US Multinational Corporations – has more than 50% of revenues derived outside of the U.S.

Global Securities Holdings^

United States	68.49%
U.S. Multinationals†	15.69%
Japan	4.27%
United Kingdom	3.17%
China	3.03%
Brazil	1.46%
Canada	1.24%
Hong Kong	0.92%
South Korea	0.65%
European Union	0.56%
Other	0.51%

TOTAL INVESTMENTS	100.00%

Semi-Annual Report | September 30, 2014	5

Portfolio Allocation	Clough Global Equity Fund
September 30, 2014 (Unaudited)

Asset Allocation*

Common Stocks - US	75.57%
Common Stocks - Foreign	16.68%
Exchange Traded Funds	-14.85%

Total Equities	77.41%

Government L/T	3.95%
Corporate Debt	5.16%
Asset/Mortgage Backed	1.04%

Total Fixed Income	10.15%

Short-Term Investments	11.68%
Other (Foreign Cash)	0.54%
Total Return Swap Contracts	0.17%
Warrants	0.07%
Options	-0.03%

Total Other	12.43%

TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including options written and securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.
†	US Multinational Corporations – has more than 50% of revenues derived outside of the U.S.

Global Securities Holdings^

United States	66.39%
U.S. Multinationals†	15.48%
Japan	4.57%
China	3.72%
United Kingdom	3.13%
Canada	1.74%
Hong Kong	1.64%
Brazil	1.43%
South Korea	0.84%
European Union	0.55%
Other	0.50%

TOTAL INVESTMENTS	100.00%

6	www.cloughglobal.com

Clough Global Opportunities Fund	Portfolio Allocation
September 30, 2014 (Unaudited)

Asset Allocation*

Common Stocks - US	70.03%
Common Stocks - Foreign	14.56%
Exchange Traded Funds	-15.18%

Total Equities	69.41%

Government L/T	4.39%
Corporate Debt	7.72%
Asset/Mortgage Backed	7.44%

Total Fixed Income	19.55%

Short-Term Investments	10.39%
Other (Foreign Cash)	0.41%
Total Return Swap Contracts	0.18%
Warrants	0.07%
Options	-0.01%

Total Other	11.04%

TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including options written and securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.
†	US Multinational Corporations – has more than 50% of revenues derived outside of the U.S.

Global Securities Holdings^

United States	68.43%
U.S. Multinationals†	15.68%
Japan	4.29%
United Kingdom	3.17%
China	3.04%
Brazil	1.46%
Canada	1.24%
Hong Kong	0.92%
South Korea	0.65%
European Union	0.57%
Other	0.54%

TOTAL INVESTMENTS	100.00%

Semi-Annual Report | September 30, 2014	7

Statement of Investments	Clough Global Allocation Fund
September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 109.02%
Consumer Discretionary 28.49%
Diversified Consumer Services 0.99%
Service Corp. International(a)	81,700	$1,727,138

Hotels 2.34%
Melco Crown Entertainment, Ltd. - ADR	7,100	186,659
SeaWorld Entertainment, Inc.(a)	42,900	824,967
Wyndham Worldwide Corp.(a)(b)	37,780	3,070,003

		4,081,629

Household Durables 10.18%
DR Horton, Inc.(a)(b)	261,426	5,364,462
Lennar Corp. - Class A(a)(b)	129,700	5,036,251
Man Wah Holdings, Ltd.	408,065	600,154
PulteGroup, Inc.(a)(b)	183,549	3,241,475
Sony Corp.	35,600	646,269
Toll Brothers, Inc.(a)(b)(c)	91,225	2,842,571

		17,731,182

Internet & Catalog Retail 4.31%
Liberty Interactive Corp. - Class A(a)(c)	34,312	978,578
Liberty TripAdvisor Holdings, Inc. - Class A(a)(b)(c)	54,217	1,837,956
Liberty Ventures - Series A(a)(b)(c)	54,217	2,058,077
Priceline Group, Inc.(a)(c)	2,277	2,638,087

		7,512,698

Media 5.70%
Charter Communications, Inc. - Class A(a)(b)(c)	17,100	2,588,427
Comcast Corp. - Class A(a)(b)	47,400	2,549,172
Imax Corp.(a)(b)(c)	50,200	1,378,492
Liberty Media Corp. - Class A(a)(b)(c)	24,212	1,142,322
Liberty Media Corp. - Class C(a)(b)(c)	48,424	2,275,444

		9,933,857

Multiline Retailing 0.34%
Don Quijote Holdings Co., Ltd.	10,400	596,453

Specialty Retail 4.25%
AutoNation, Inc.(a)(b)(c)	72,036	3,624,131
Penske Automotive Group, Inc.(a)	5,241	212,732

	Shares	Value
Consumer Discretionary (continued)
Signet Jewelers, Ltd.(a)(b)	31,350	$3,571,079

		7,407,942

Textiles 0.38%
Samsonite International S.A.	202,997	653,577

TOTAL CONSUMER DISCRETIONARY		49,644,476

Consumer Staples 1.75%
Brasil Pharma S.A.(c)(d)	241,474	367,970
Hypermarcas S.A.(c)	83,400	601,032
M Dias Branco S.A.	16,400	657,742
Suntory Beverage & Food, Ltd.	10,600	375,965
Vinda International Holdings, Ltd.	480,498	725,247
WH Group, Ltd.(c)	387,500	318,390

		3,046,346

Energy 9.78%
Anadarko Petroleum Corp.(a)(b)	8,300	841,952
Cimarex Energy Co.(a)	2,700	341,631
Concho Resources, Inc.(a)(c)	7,400	927,886
Continental Resources, Inc.(a)(b)(c)	7,400	491,952
EOG Resources, Inc.	7,100	703,042
Halcon Resources Corp.(c)	117,700	466,092
Halliburton Co.(a)(b)	20,300	1,309,553
Helmerich & Payne, Inc.(a)(b)	7,800	763,386
InterOil Corp.(a)(b)(c)	23,919	1,297,845
Marathon Petroleum Corp.(a)	15,100	1,278,517
Nabors Industries, Ltd.(a)(b)	44,300	1,008,268
Patterson-UTI Energy, Inc.(a)(b)	32,000	1,040,960
Penn Virginia Corp.(a)(b)(c)	135,300	1,719,663
Phillips 66(a)	8,900	723,659
Sanchez Energy Corp.(a)(b)(c)	19,039	499,964
Stone Energy Corp.(a)(c)	57,600	1,806,336
Superior Energy Services, Inc.(a)(b)	17,800	585,086
Valero Energy Corp.(a)	18,300	846,741
Western Refining, Inc.	9,200	386,308

		17,038,841

Financials 26.15%
Capital Markets 2.95%
CITIC Securities Co., Ltd. - Class H	319,500	736,531

8	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
September 30, 2014 (Unaudited)

	Shares	Value
Financials (continued)
Haitong Securities Co., Ltd. - Class H	224,000	$345,598
Ladder Capital Corp. - Class A(a)(c)	29,604	559,516
Morgan Stanley(a)(b)	101,387	3,504,948

		5,146,593

Commercial Banks 4.62%
Bank of Ireland(c)	2,287,900	898,711
Fifth Third Bancorp(a)	51,200	1,025,024
First Republic Bank(a)(b)	36,200	1,787,556
Grupo Financiero Banorte SAB de CV - Class O	105,888	678,115
Mitsubishi UFJ Financial Group, Inc.	65,530	370,565
Mizuho Financial Group, Inc.	215,395	384,736
Sumitomo Mitsui Financial Group, Inc.	13,029	531,139
SunTrust Banks, Inc.(a)	62,254	2,367,520

		8,043,366

Diversified Financials 8.89%
Atlas Mara Co.-Nvest, Ltd.(c)(d)	183,658	1,799,848
Bank of America Corp.(a)	402,591	6,864,177
Citigroup, Inc.(a)(b)	131,630	6,821,067

		15,485,092

Insurance 3.69%
American International Group, Inc.(a)(b)	51,800	2,798,236
Genworth Financial, Inc. - Class A(a)(b)(c)	146,593	1,920,368
Hartford Financial Services Group, Inc.(a)	46,208	1,721,248

		6,439,852

Real Estate Investment Trusts 4.24%
Colony Financial, Inc.(a)	79,800	1,785,924
PennyMac Mortgage Investment Trust(a)	97,714	2,094,011
Two Harbors Investment Corp.(a)	362,100	3,501,507

		7,381,442

Real Estate Management & Development 0.57%
BHG S.A. - Brazil Hospitality Group(c)	59,300	433,167
BR Properties S.A.	107,200	564,959

		998,126

	Shares	Value
Financials (continued)
Thrifts & Mortgage Finance 1.19%
MGIC Investment Corp.(a)(b)(c)	265,370	$2,072,540

TOTAL FINANCIALS		45,567,011

Health Care 18.88%
AbbVie, Inc.(a)	39,700	2,293,072
Aegerion Pharmaceuticals, Inc.(a)(b)(c)	29,900	998,062
Akorn, Inc.(a)(b)(c)	32,500	1,178,775
Alkermes PLC(a)(b)(c)	25,100	1,076,037
Astellas Pharma, Inc.	76,700	1,142,020
Auris Medical Holding AG(a)(c)	30,600	177,786
Biogen Idec, Inc.(a)(b)(c)	6,780	2,242,892
Bristol-Myers Squibb Co.(a)	34,587	1,770,163
CareFusion Corp.(a)(c)	16,300	737,575
Centene Corp.(a)(c)	8,057	666,394
Cerner Corp.(a)(c)	9,000	536,130
Community Health Systems, Inc.(a)(b)(c)	34,900	1,912,171
Endo International PLC(a)(b)(c)	16,800	1,148,112
Flamel Technologies S.A. - Sponsored ADR(c)	67,645	968,000
GW Pharmaceuticals PLC - ADR(a)(b)(c)	16,100	1,301,685
HCA Holdings, Inc.(a)(c)	26,277	1,853,054
Healthways, Inc.(c)	90,129	1,443,867
Intrexon Corp.(a)(b)(c)	74,904	1,391,716
Ironwood Pharmaceuticals, Inc.(a)(b)(c)	52,600	681,433
Jazz Pharmaceuticals PLC(a)(b)(c)	5,677	911,499
LifePoint Hospitals, Inc.(a)(c)	11,227	776,796
Medicines Co.(a)(b)(c)	58,100	1,296,792
Pfizer, Inc.(a)	73,500	2,173,395
Salix Pharmaceuticals, Ltd.(a)(b)(c)	1,920	299,981
Sanofi - ADR	17,153	967,944
Team Health Holdings, Inc.(a)(c)	15,534	900,817
Veracyte, Inc.(a)(c)	54,756	533,871
WellPoint, Inc.(a)	4,010	479,676
Zimmer Holdings, Inc.(a)	10,200	1,025,610

		32,885,325

Industrials 8.29%
Allegion PLC(a)	47,000	2,239,080
Allison Transmission Holdings, Inc.(a)(b)(d)	111,141	3,166,407
Bombardier, Inc. - Class B	354,900	1,194,672
CIRCOR International, Inc.(a)	3,100	208,723
FLIR Systems, Inc.(a)(b)	75,800	2,375,572

Semi-Annual Report | September 30, 2014	9

Statement of Investments	Clough Global Allocation Fund
September 30, 2014 (Unaudited)

	Shares	Value
Industrials (continued)
IHI Corp.	112,000	$580,041
Localiza Rent A Car S.A.	39,900	573,458
Mitsubishi Heavy Industries, Ltd.	182,000	1,170,907
ViaSat, Inc.(a)(b)(c)	40,749	2,246,085
Wesco Aircraft Holdings, Inc.(a)(c)	39,600	689,040

		14,443,985

Information Technology 12.69%
Alibaba Group Holding, Ltd. - Sponsored ADR(c)	6,900	613,065
eBay, Inc.(a)(b)(c)	44,935	2,544,669
EVERTEC, Inc.(a)	37,842	845,390
GCL-Poly Energy Holdings, Ltd.(c)	1,501,000	550,925
Google, Inc. - Class A(a)(c)	2,836	1,668,731
Google, Inc. - Class C(a)(b)(c)	3,240	1,870,647
Hoya Corp.	19,600	658,367
Lam Research Corp.(a)(b)	48,500	3,622,950
NXP Semiconductor NV(a)(c)	14,452	988,950
Qihoo 360 Technology Co., Ltd. - ADR(c)	4,400	296,868
Samsung Electronics Co., Ltd.	574	644,033
Semiconductor Manufacturing International Corp.(c)	3,641,000	375,127
Western Digital Corp.(a)(b)	23,900	2,325,948
Western Union Co.(a)(b)	318,155	5,103,206

		22,108,876

Materials 1.53%
Berry Plastics Group, Inc.(a)(c)	50,346	1,270,733
Graphic Packaging Holding Co.(a)(c)	112,505	1,398,437

		2,669,170

Telecommunication Services 1.46%
China Mobile, Ltd.	45,000	520,133
KT Corp.	16,100	523,317
Nippon Telegraph & Telephone Corp.	24,000	1,492,628

		2,536,078

TOTAL COMMON STOCKS (Cost $184,365,906)		189,940,108

	Shares	Value
Telecommunication Services (continued)

EXCHANGE TRADED FUNDS 1.76%
CSOP FTSE China A50 ETF	997,600	$1,206,393
SPDR® Gold Shares(a)(c)	16,070	1,867,495

		3,073,888

TOTAL EXCHANGE TRADED FUNDS (Cost $3,311,157)		3,073,888

WARRANTS 0.07%
Brasil Pharma S.A., Strike price 5.50 (BRL), Expires 6/24/2016(c)(e)	24,186	3,557

Atlas Mara Co.-Nvest, Ltd., Strike price $11.50, Expires 12/17/2017(c)(d)	116,958	116,958

TOTAL WARRANTS (Cost $1,169)		120,515

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 8.28%
Bank of America Corp.
Series U, Perpetual Maturity, 5.200%(a)(f)(g)	$1,365,000	1,289,925
Series V, Perpetual Maturity, 5.125%(a)(f)(g)	1,550,000	1,507,375
Caterpillar, Inc.
08/15/2042, 3.803%	600,000	558,817
Citigroup, Inc.
Series D, Perpetual Maturity, 5.350%(a)(f)(g)	1,185,000	1,113,027
Fifth Third Bancorp
Series J, Perpetual Maturity, 4.900%(f)(g)	1,000,000	977,950
John Deere Capital Corp.
03/15/2022, 2.750% (a)	800,000	792,049
JPMorgan Chase & Co.
Series Q, Perpetual Maturity, 5.150%(a)(f)(g)	1,335,000	1,274,925
Series V, Perpetual Maturity, 5.000%(a)(f)(g)	1,400,000	1,370,055
Merck & Co., Inc.
09/15/2042, 3.600%	400,000	365,088
Morgan Stanley
Series H, Perpetual Maturity, 5.450%(f)(g)	1,300,000	1,291,875

10	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
September 30, 2014 (Unaudited)

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
PNC Financial Services Group, Inc.,
Series R, Perpetual Maturity, 4.850%(a)(f)(g)	$715,000	$679,250
Provident Bank of Maryland
05/01/2018, 9.500%(a)	1,000,000	1,006,008
Stifel Financial Corp.
07/18/2024, 4.250%(a)	1,200,000	1,209,592
Wal-Mart Stores, Inc.
04/11/2043, 4.000%	400,000	390,728
Walt Disney Co.
Series E, 12/01/2041, 4.125%	600,000	605,450

TOTAL CORPORATE BONDS (Cost $14,347,612)		14,432,114

ASSET/MORTGAGE BACKED SECURITIES 7.78%
Federal Home Loan Mortgage Corp. REMICS
Series 2013-4185, Class PB, 03/15/2043, 3.000%	594,481	568,122
Federal National Mortgage Association REMICS
Series 2013-100, Class MS, 06/25/2043, 3.845%(f)	732,241	695,723
Series 2013-67, Class BP, 07/25/2043, 3.000%	1,244,555	1,190,882
Series 2013-132, Class LB, 01/25/2044, 3.000%	758,409	741,667
Government National Mortgage Association
Series 2014-33, Class A, 08/16/2039, 2.300%	895,813	903,376
Series 2014-86, Class A, 11/16/2040, 2.650%	397,998	403,993
Series 2014-112, Class AB, 12/16/2040, 2.350%	1,195,698	1,216,088
Series 2014-14, Class AH, 01/16/2042, 2.550%(e)	1,185,507	1,186,062
Series 2014-81, Class EC, 12/20/2042, 2.000%	989,657	952,677
Series 2014-54, Class AB, 10/16/2043, 2.619%	1,389,792	1,407,753
Series 2012-109, Class AC, 09/16/2044, 3.125%(f)	952,815	972,012
Series 2014-28, Class A, 01/16/2046, 2.000%	544,518	545,158
Series 2014-134, Class A, 09/16/2047, 3.100%	800,000	815,340
Series 2014-120, Class A, 04/16/2056, 2.800%(f)	997,895	1,015,678
Series 2014-120, Class AC, 04/16/2056, 2.650%(f)	599,030	598,011

Description and Maturity Date	Principal Amount	Value
ASSET/MORTGAGE BACKED SECURITIES (continued)
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028, 6.220%(a)	$297,445	$337,787

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $13,564,171)		13,550,329

GOVERNMENT & AGENCY OBLIGATIONS 4.54%
U.S. Treasury Bonds
05/15/2024, 2.500%(a)	1,400,000	1,401,477
02/15/2038, 4.375%(a)	1,600,000	1,942,875
11/15/2041, 3.125%(a)	1,600,000	1,587,501
02/15/2042, 3.125%	3,000,000	2,971,875

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $7,808,313)		7,903,728

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 10.51%
Money Market Fund 8.79%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.040% 7-day yield)	15,318,675	15,318,675

U.S. Treasury Bills 1.72%
U.S. Treasury Bills Discount Notes
10/30/2014, 0.038%(a)(h)	$1,000,000	999,970
11/28/2014, 0.040%(a)(h)	2,000,000	1,999,871

		2,999,841

TOTAL SHORT-TERM INVESTMENTS (Cost $18,318,516)		18,318,516

Total Investments - 141.96% (Cost $241,716,844)		247,339,198

Liabilities in Excess of Other Assets - (41.96%)(i)		(73,106,987)

NET ASSETS - 100.00%		$174,232,211

SCHEDULE OF WRITTEN OPTIONS	Number of Contracts	Value

CALL OPTIONS WRITTEN (0.02%)
eBay, Inc., Expires December, 2014, Exercise Price $57.50	(50)	$(11,250)

Semi-Annual Report | September 30, 2014	11

Statement of Investments	Clough Global Allocation Fund
September 30, 2014 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Number of Contracts	Value
CALL OPTIONS WRITTEN
eBay, Inc., Expires December, 2014, Exercise Price $60.00	(50)	$(6,625)
Service Corp. International, Expires December, 2014, Exercise Price $22.50	(200)	(8,000)

TOTAL CALL OPTIONS WRITTEN (Premiums received $33,994)		(25,875)

PUT OPTIONS WRITTEN (0.01%)
Comcast Corp., Expires October 2014, Exercise Price $55.00	(132)	(20,064)

TOTAL PUT OPTIONS WRITTEN (Premiums received $5,539)		(20,064)

TOTAL WRITTEN OPTIONS (Premiums received $39,533)		$(45,939)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (22.53%)
Consumer Discretionary (1.80%)
Auto Components (0.47%)
Johnson Controls, Inc.	(18,800)	$(827,200)

Hotels (0.72%)
MGM Resorts International	(22,300)	(507,994)
Wynn Resorts, Ltd.	(3,950)	(738,966)

		(1,246,960)

Internet & Catalog Retail (0.61%)
Expedia, Inc.	(12,200)	(1,068,964)

TOTAL CONSUMER DISCRETIONARY		(3,143,124)

Energy (1.97%)
Chesapeake Energy Corp.	(51,800)	(1,190,882)
CONSOL Energy, Inc.	(16,500)	(624,690)
EQT Corp.	(7,700)	(704,858)
Southwestern Energy Co.	(25,900)	(905,205)

		(3,425,635)

Financials (4.13%)
Capital Markets (0.58%)
Mediobanca SpA	(117,797)	(1,013,221)

Commercial Banks (1.51%)
BNP Paribas S.A.	(9,600)	(636,823)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
Financials (continued)
Credit Agricole S.A.	(36,933)	$(557,216)
Itau Unibanco Holding S.A.- Preferred ADR	(42,128)	(584,737)
Societe Generale S.A.	(7,894)	(403,011)
UniCredit SpA	(56,909)	(449,964)

		(2,631,751)

Diversified Financials (1.17%)
Intercontinental Exchange, Inc.	(3,546)	(691,647)
NASDAQ OMX Group, Inc.	(31,900)	(1,353,198)

		(2,044,845)

Insurance (0.87%)
Everest Re Group, Ltd.	(4,542)	(735,850)
PartnerRe, Ltd.	(7,000)	(769,230)

		(1,505,080)

TOTAL FINANCIALS		(7,194,897)

Health Care (10.96%)
Amgen, Inc.	(5,590)	(785,171)
athenahealth, Inc.	(12,210)	(1,607,935)
Celgene Corp.	(24,700)	(2,341,066)
Charles River Laboratories International, Inc.	(16,900)	(1,009,606)
Covance, Inc.	(24,150)	(1,900,605)
CR Bard, Inc.	(10,300)	(1,469,913)
Gilead Sciences, Inc.	(20,400)	(2,171,580)
Laboratory Corp. of America Holdings	(6,350)	(646,113)
Mylan, Inc.	(36,600)	(1,664,934)
Quest Diagnostics, Inc.	(13,700)	(831,316)
Regeneron Pharmaceuticals, Inc.	(5,000)	(1,802,600)
St. Jude Medical, Inc.	(39,400)	(2,369,122)
WellCare Health Plans, Inc.	(8,300)	(500,822)

		(19,100,783)

Industrials (1.04%)
Rolls-Royce Holdings PLC	(30,300)	(473,768)
Sandvik AB	(48,651)	(548,807)
SPX Corp.	(8,300)	(779,619)
		(1,802,194)

Information Technology (1.34%)
International Business Machines Corp.	(10,280)	(1,951,452)
Paychex, Inc.	(8,500)	(375,700)

		(2,327,152)

Materials (1.29%)
Anglo American PLC	(42,402)	(951,355)

12	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
September 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
Materials (continued)
Bemis Co., Inc.	(17,900)	$(680,558)
BHP Billiton, Ltd.	(20,865)	(618,749)

		(2,250,662)

TOTAL COMMON STOCKS (Proceeds $39,591,934)		(39,244,447)

EXCHANGE TRADED FUNDS (17.30%)
iShares® MSCI Emerging Markets ETF	(63,843)	(2,653,315)
iShares® Nasdaq Biotechnology ETF	(12,800)	(3,502,464)
iShares® Russell 2000® ETF	(123,338)	(13,487,010)
Market Vectors® Semiconductor ETF	(66,800)	(3,412,812)
SPDR® S&P 500® ETF Trust	(36,000)	(7,092,720)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $29,023,921)		(30,148,321)

TOTAL SECURITIES SOLD SHORT (Proceeds $68,615,855)		$(69,392,768)

(a)

Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short or borrowings. As of September 30, 2014, the aggregate market value of those securities was $177,616,348, representing 101.94% of net assets. (See Note 1 and Note 6)

(b)	Loaned security; a portion or all of the security is on loan as of September 30, 2014.
(c)	Non-income producing security.
(d)

Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2014, these securities had an aggregate market value of $5,769,573 or 3.31% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2014, these securities had an aggregate market value of $1,189,619 or 0.68% of total net assets.

(f)	Floating or variable rate security - rate disclosed as of September 30, 2014.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(i)	Includes cash which is being held as collateral for total return swap contracts.

Semi-Annual Report | September 30, 2014	13

Statement of Investments	Clough Global Allocation Fund
September 30, 2014 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation

Morgan Stanley	Bharti Infratel, Ltd.	$1,350,830	30 bps + 1D FEDEF	1D FEDEF	12/30/2014	$246,070
Morgan Stanley	Housing Development Finance Corp.	299,253	30 bps + 1D FEDEF	1D FEDEF	01/15/2016	72,459

		$1,650,083				$318,529

See Notes to the Financial Statements.

14	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 118.70%
Consumer Discretionary 32.33%
Diversified Consumer Services 1.00%
Service Corp. International(a)(b)	136,700	$2,889,838

Hotels 2.48%
Melco Crown Entertainment, Ltd. - ADR	11,700	307,593
SeaWorld Entertainment, Inc.(a)	71,700	1,378,791
Wyndham Worldwide Corp.(a)(b)	67,844	5,513,003

		7,199,387

Household Durables 10.19%
DR Horton, Inc.(a)(b)	436,821	8,963,567
Lennar Corp. - Class A(a)(b)	216,600	8,410,578
Man Wah Holdings, Ltd.	677,810	996,876
PulteGroup, Inc.(a)(b)	306,786	5,417,841
Sony Corp.	58,600	1,063,803
Toll Brothers, Inc.(a)(b)(c)	151,108	4,708,525

		29,561,190

Internet & Catalog Retail 4.90%
Liberty Interactive Corp. - Class A(a)(b)(c)	108,386	3,091,169
Liberty TripAdvisor Holdings, Inc. - Class A(a)(b)(c)	93,748	3,178,057
Liberty Ventures - Series A(a)(b)(c)	93,748	3,558,674
Priceline Group, Inc.(a)(c)	3,795	4,396,811

		14,224,711

Media 7.31%
Charter Communications, Inc. - Class A(a)(b)(c)	28,700	4,344,319
Comcast Corp. - Class A(a)(b)	79,300	4,264,754
Imax Corp.(a)(b)(c)	139,495	3,830,533
Liberty Media Corp. - Class A(a)(b)(c)	45,468	2,145,180
Liberty Media Corp. - Class C(a)(b)(c)	90,936	4,273,082
Pandora Media, Inc.(c)	97,900	2,365,264

		21,223,132

Multiline Retailing 0.34%
Don Quijote Holdings Co., Ltd.	17,100	980,707

Specialty Retail 4.25%
AutoNation, Inc.(a)(b)(c)	119,367	6,005,354

	Shares	Value
Consumer Discretionary (continued)
Penske Automotive Group, Inc.(a)	8,696	$352,970
Signet Jewelers, Ltd.(a)(b)	52,546	5,985,515

		12,343,839

Textiles 1.86%
Carter’s, Inc.	36,500	2,829,480
Samsonite International S.A.	802,303	2,583,125

		5,412,605

TOTAL CONSUMER DISCRETIONARY		93,835,409

Consumer Staples 2.44%
Brasil Pharma S.A.(c)(d)	396,047	603,516
China Huishan Dairy Holdings Co., Ltd.	2,541,000	562,860
China Modern Dairy Holdings, Ltd.(c)	1,224,000	567,480
Hypermarcas S.A.(c)	138,700	999,558
M Dias Branco S.A.	27,200	1,090,889
Suntory Beverage & Food, Ltd.	17,500	620,697
Vinda International Holdings, Ltd.	1,281,222	1,933,833
WH Group, Ltd.(c)(d)	861,100	707,524

		7,086,357

Energy 10.25%
Anadarko Petroleum Corp.(a)	13,900	1,410,016
Cimarex Energy Co.(a)	4,500	569,385
Concho Resources, Inc.(a)(c)	12,400	1,554,836
Continental Resources, Inc.(a)(b)(c)	12,300	817,704
EOG Resources, Inc.	11,800	1,168,436
Halcon Resources Corp.(c)	196,500	778,140
Halliburton Co.(a)	40,600	2,619,106
Helmerich & Payne, Inc.(a)(b)	12,700	1,242,949
InterOil Corp.(a)(b)(c)	39,484	2,142,402
Marathon Petroleum Corp.(a)	25,100	2,125,217
Nabors Industries, Ltd.(a)(b)	74,000	1,684,240
Pacific Coast Oil Trust(d)	95,800	981,950
Patterson-UTI Energy, Inc.(a)(b)	53,300	1,733,849
Penn Virginia Corp.(a)(b)(c)	225,800	2,869,918
Phillips 66(a)	14,800	1,203,388
Sanchez Energy Corp.(a)(b)(c)	31,807	835,252
Stone Energy Corp.(a)(c)	95,900	3,007,424
Superior Energy Services, Inc.(a)(b)	28,900	949,943
Valero Energy Corp.(a)	30,400	1,406,608

Semi-Annual Report | September 30, 2014	15

Statement of Investments	Clough Global Equity Fund
September 30, 2014 (Unaudited)

	Shares	Value
Energy (continued)
Western Refining, Inc.	15,500	$650,845

		29,751,608

Financials 28.08%
Capital Markets 3.29%
CITIC Securities Co., Ltd. - Class H	534,500	1,232,162
Haitong Securities Co., Ltd. - Class H	375,200	578,877
Ladder Capital Corp. - Class A(a)(c)	102,100	1,929,690
Morgan Stanley(a)(b)	168,496	5,824,907

		9,565,636

Commercial Banks 4.63%
Bank of Ireland(c)	3,816,600	1,499,201
Fifth Third Bancorp(a)	85,400	1,709,708
First Republic Bank(a)(b)	60,500	2,987,490
Grupo Financiero Banorte SAB de CV - Class O	175,725	1,125,357
Mitsubishi UFJ Financial Group, Inc.	110,019	622,145
Mizuho Financial Group, Inc.	360,279	643,526
Sumitomo Mitsui Financial Group, Inc.	21,690	884,212
SunTrust Banks, Inc.(a)	104,029	3,956,223

		13,427,862

Diversified Financials 9.00%
Atlas Mara Co.-Nvest, Ltd.(c)(d)	306,320	3,001,936
Bank of America Corp.(a)	680,805	11,607,725
Citigroup, Inc.(a)(b)	222,219	11,515,389

		26,125,050

Insurance 3.85%
American International Group, Inc.(a)(b)	86,500	4,672,730
Genworth Financial, Inc. - Class A(a)(b)(c)	277,390	3,633,809
Hartford Financial Services Group, Inc.(a)	76,721	2,857,857

		11,164,396

Real Estate Investment Trusts 4.75%
Colony Financial, Inc.(a)	133,300	2,983,254
PennyMac Mortgage Investment Trust(a)	163,388	3,501,405
Starwood Waypoint Residential Trust	55,800	1,451,358

	Shares	Value
Financials (continued)
Two Harbors Investment Corp.(a)	604,700	$5,847,449

		13,783,466

Real Estate Management & Development 0.57%
BHG S.A. - Brazil Hospitality Group(c)	97,514	712,307
BR Properties S.A.	178,200	939,140

		1,651,447

Thrifts & Mortgage Finance 1.99%
MGIC Investment Corp.(a)(b)(c)	442,753	3,457,901
NMI Holdings, Inc. - Class A(c)	100,300	867,595
Stonegate Mortgage Corp.(c)	111,111	1,443,332

		5,768,828

TOTAL FINANCIALS		81,486,685

Health Care 20.15%
AbbVie, Inc.(a)	66,300	3,829,488
Aegerion Pharmaceuticals, Inc.(a)(b)(c)	49,900	1,665,662
Akorn, Inc.(a)(c)	72,400	2,625,948
Alkermes PLC(a)(b)(c)	42,000	1,800,540
Astellas Pharma, Inc.	127,000	1,890,960
Auris Medical Holding AG(a)(c)	50,900	295,729
Biogen Idec, Inc.(a)(c)	11,310	3,741,461
Bristol-Myers Squibb Co.(a)(b)	57,516	2,943,669
CareFusion Corp.(a)(c)	27,100	1,226,275
Centene Corp.(a)(c)	13,299	1,099,960
Cerner Corp.(a)(c)	15,100	899,507
Community Health Systems, Inc.(a)(b)(c)	58,600	3,210,694
Endo International PLC(a)(b)(c)	28,100	1,920,354
Flamel Technologies S.A. - Sponsored ADR(c)	116,697	1,669,934
GW Pharmaceuticals PLC - ADR(a)(b)(c)	26,800	2,166,780
HCA Holdings, Inc.(a)(c)	43,815	3,089,834
Healthways, Inc.(c)	146,441	2,345,985
Intrexon Corp.(a)(c)	125,059	2,323,596
Ironwood Pharmaceuticals, Inc.(a)(b)(c)	87,900	1,138,745
Jazz Pharmaceuticals PLC(a)(b)(c)	9,469	1,520,343
LifePoint Hospitals, Inc.(a)(c)	18,739	1,296,551
Medequities Realty Trust, Inc.(c)(e)	51,100	766,500
Medicines Co.(a)(b)(c)	97,100	2,167,272
Pfizer, Inc.(a)	122,600	3,625,282
Salix Pharmaceuticals, Ltd.(a)(b)(c)	3,220	503,093

16	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
September 30, 2014 (Unaudited)

	Shares	Value
Health Care (continued)
Sanofi - ADR	28,498	$1,608,142
Sinopharm Group Co., Ltd. - Class H	94,800	346,732
Team Health Holdings, Inc.(a)(c)	25,762	1,493,938
TESARO, Inc.(c)	61,000	1,642,120
Veracyte, Inc.(a)(c)	115,235	1,123,541
WellPoint, Inc.(a)	6,710	802,650
Zimmer Holdings, Inc.(a)	17,000	1,709,350

		58,490,635

Industrials 9.41%
Allegion PLC(a)	78,500	3,739,740
Allison Transmission Holdings, Inc.(a)(b)(d)	193,077	5,500,764
Bombardier, Inc. - Class B	594,500	2,001,219
CIRCOR International, Inc.(a)	5,200	350,116
Daewoo International Corp.	16,597	590,587
FleetCor Technologies, Inc.(c)	5,800	824,296
FLIR Systems, Inc.(a)(b)	125,600	3,936,304
IHI Corp.	431,044	2,232,350
Localiza Rent A Car S.A.	66,300	952,889
Mitsubishi Heavy Industries, Ltd.	302,000	1,942,933
ViaSat, Inc.(a)(b)(c)	74,442	4,103,243
Wesco Aircraft Holdings, Inc.(a)(c)	66,000	1,148,400

		27,322,841

Information Technology 13.07%
Alibaba Group Holding, Ltd. - Sponsored ADR(c)	11,400	1,012,890
eBay, Inc.(a)(b)(c)	75,230	4,260,275
Electronics For Imaging, Inc.(c)	26,900	1,188,173
EVERTEC, Inc.(a)	63,498	1,418,545
GCL-Poly Energy Holdings, Ltd.(c)	2,510,000	921,267
Google, Inc. - Class A(a)(c)	4,657	2,740,225
Google, Inc. - Class C(a)(b)(c)	5,321	3,072,133
Hoya Corp.	32,600	1,095,039
Lam Research Corp.(a)(b)	80,900	6,043,230
NXP Semiconductor NV(a)(c)	23,308	1,594,966
Qihoo 360 Technology Co., Ltd. - ADR(c)	7,400	499,278
Samsung Electronics Co., Ltd.	958	1,074,885
Semiconductor Manufacturing International Corp.(c)	6,071,000	625,485
Western Digital Corp.(a)	39,800	3,873,336

	Shares	Value
Information Technology (continued)
Western Union Co.(a)(b)	530,939	$8,516,262

		37,935,989

Materials 1.51%
Berry Plastics Group, Inc.(a)(b)(c)	83,247	2,101,154
Graphic Packaging Holding Co.(a)(b)(c)	182,887	2,273,286

		4,374,440

Telecommunication Services 1.46%
China Mobile, Ltd.	75,500	872,667
KT Corp.	26,900	874,361
Nippon Telegraph & Telephone Corp.	40,100	2,493,933

		4,240,961

TOTAL COMMON STOCKS (Cost $332,228,499)		344,524,925

EXCHANGE TRADED FUNDS 1.75%
CSOP FTSE China A50 ETF	1,664,400	2,012,752
SPDR® Gold Shares(a)(c)	26,320	3,058,647

		5,071,399

TOTAL EXCHANGE TRADED FUNDS (Cost $5,460,875)		5,071,399

WARRANTS 0.07%
Brasil Pharma S.A., Strike price 5.50 (BRL), Expires 6/24/2016(c)(e)	39,668	5,834

Atlas Mara Co.-Nvest, Ltd., Strike price $11.50, Expires 12/17/2017(c)(d)	195,720	195,720

TOTAL WARRANTS (Cost $1,957)		201,554

Semi-Annual Report | September 30, 2014	17

Statement of Investments	Clough Global Equity Fund
September 30, 2014 (Unaudited)

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 5.38%
Bank of America Corp.
Series U, Perpetual Maturity, 5.200%(a)(f)(g)	$1,540,000	$1,455,300
Series V, Perpetual Maturity, 5.125%(a)(f)(g)	2,450,000	2,382,625
Citigroup, Inc.
Series D, Perpetual Maturity, 5.350%(a)(f)(g)	1,925,000	1,808,081
John Deere Capital Corp.
03/15/2022, 2.750%(a)	1,200,000	1,188,073
JPMorgan Chase & Co.
Series Q, Perpetual Maturity, 5.150%(a)(f)(g)	2,145,000	2,048,475
Series V, Perpetual Maturity, 5.000%(a)(f)(g)	1,900,000	1,859,361
Morgan Stanley
Series H, Perpetual Maturity, 5.450%(f)(g)	1,900,000	1,888,125
PNC Financial Services Group, Inc.,
Series R, Perpetual Maturity, 4.850%(a)(f)(g)	1,025,000	973,750
Stifel Financial Corp.
07/18/2024, 4.250%(a)	2,000,000	2,015,986

TOTAL CORPORATE BONDS (Cost $15,453,647)		15,619,776

ASSET/MORTGAGE BACKED SECURITIES 1.09%
Government National Mortgage Association
Series 2014-112, Class AB, 12/16/2040, 2.350%	1,893,188	1,925,473
Series 2014-134, Class A, 09/16/2047, 3.100%	1,200,000	1,223,010

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $3,169,729)		3,148,483

GOVERNMENT & AGENCY OBLIGATIONS 4.11%
U.S. Treasury Bonds
05/15/2024, 2.500%(a)	2,500,000	2,502,638
02/15/2038, 4.375%(a)	2,550,000	3,096,457
11/15/2041, 3.125%(a)	2,400,000	2,381,251
02/15/2042, 3.125%	4,000,000	3,962,500

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $11,800,104)		11,942,846

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 12.17%
Money Market Fund 9.93%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.040% 7-day yield)	28,829,257	$28,829,257

U.S. Treasury Bills 2.24%
U.S. Treasury Bills Discount Notes
10/30/2014, 0.038%(a)(h)	$1,500,000	1,499,954
11/28/2014, 0.040%(a)(h)	5,000,000	4,999,678

		6,499,632

TOTAL SHORT-TERM INVESTMENTS (Cost $35,328,889)		35,328,889

Total Investments - 143.27% (Cost $403,443,700)		415,837,872

Liabilities in Excess of Other Assets - (43.27%)(i)		(125,592,731)

NET ASSETS - 100.00%		$290,245,141

SCHEDULE OF WRITTEN OPTIONS	Number of Contracts	Value

CALL OPTIONS WRITTEN (0.02%)
eBay, Inc., Expires December, 2014, Exercise Price $57.50	(80)	$(18,000)
eBay, Inc., Expires December, 2014, Exercise Price $60.00	(80)	(10,600)
Service Corp. International, Expires December, 2014, Exercise Price $22.50	(340)	(13,600)

TOTAL CALL OPTIONS WRITTEN (Premiums received $55,890)		(42,200)

PUT OPTIONS WRITTEN (0.01%)
Comcast Corp., Expires October 2014, Exercise Price $55.00	(220)	(33,440)

TOTAL PUT OPTIONS WRITTEN (Premiums received $9,231)		(33,440)

TOTAL WRITTEN OPTIONS (Premiums received $65,121)		$(75,640)

18	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
September 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (22.58%)
Consumer Discretionary (1.82%)
Auto Components (0.48%)
Johnson Controls, Inc.	(31,600)	$(1,390,400)

Hotels (0.71%)
MGM Resorts International	(37,400)	(851,972)
Wynn Resorts, Ltd.	(6,480)	(1,212,278)

		(2,064,250)

Internet & Catalog Retail (0.63%)
Expedia, Inc.	(21,000)	(1,840,020)

TOTAL CONSUMER DISCRETIONARY		(5,294,670)

Energy (1.98%)
Chesapeake Energy Corp.	(86,800)	(1,995,532)
CONSOL Energy, Inc.	(27,600)	(1,044,936)
EQT Corp.	(13,100)	(1,199,174)
Southwestern Energy Co.	(43,400)	(1,516,830)

		(5,756,472)

Financials (4.12%)
Capital Markets (0.58%)
Mediobanca SpA	(196,625)	(1,691,254)

Commercial Banks (1.50%)
BNP Paribas S.A.	(15,900)	(1,054,738)
Credit Agricole S.A.	(60,002)	(905,263)
Itau Unibanco Holding S.A. - Preferred ADR	(70,329)	(976,167)
Societe Generale S.A.	(13,140)	(670,833)
UniCredit SpA	(95,139)	(752,239)

		(4,359,240)

Diversified Financials (1.18%)
Intercontinental Exchange, Inc.	(5,910)	(1,152,746)
NASDAQ OMX Group, Inc.	(53,200)	(2,256,744)

		(3,409,490)

Insurance (0.86%)
Everest Re Group, Ltd.	(7,543)	(1,222,041)
PartnerRe, Ltd.	(11,600)	(1,274,724)

		(2,496,765)

TOTAL FINANCIALS		(11,956,749)

Health Care (10.98%)
Amgen, Inc.	(9,300)	(1,306,278)
athenahealth, Inc.	(20,360)	(2,681,208)
Celgene Corp.	(41,100)	(3,895,458)
Charles River Laboratories International, Inc.	(28,100)	(1,678,694)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
Health Care (continued)
Covance, Inc.	(40,250)	$(3,167,675)
CR Bard, Inc.	(17,200)	(2,454,612)
Gilead Sciences, Inc.	(34,100)	(3,629,945)
Laboratory Corp. of America Holdings	(10,800)	(1,098,900)
Mylan, Inc.	(60,900)	(2,770,341)
Quest Diagnostics, Inc.	(22,900)	(1,389,572)
Regeneron Pharmaceuticals, Inc.	(8,300)	(2,992,316)
St. Jude Medical, Inc.	(65,800)	(3,956,554)
WellCare Health Plans, Inc.	(13,800)	(832,692)

		(31,854,245)

Industrials (1.04%)
Rolls-Royce Holdings PLC	(50,700)	(792,740)
Sandvik AB	(81,221)	(916,212)
SPX Corp.	(13,800)	(1,296,234)

		(3,005,186)

Information Technology (1.34%)
International Business Machines Corp.	(17,197)	(3,264,507)
Paychex, Inc.	(14,200)	(627,640)

		(3,892,147)

Materials (1.30%)
Anglo American PLC	(70,903)	(1,590,820)
Bemis Co., Inc.	(30,000)	(1,140,600)
BHP Billiton, Ltd.	(34,880)	(1,034,362)

		(3,765,782)

TOTAL COMMON STOCKS (Proceeds $66,117,859)		(65,525,251)

EXCHANGE TRADED FUNDS (17.22%)
iShares® MSCI Emerging Markets ETF	(106,451)	(4,424,104)
iShares® Nasdaq Biotechnology ETF	(21,450)	(5,869,363)
iShares® Russell 2000® ETF	(206,379)	(22,567,544)
Market Vectors® Semiconductor ETF	(111,100)	(5,676,099)
SPDR® S&P 500® ETF Trust	(58,050)	(11,437,011)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $48,202,682)		(49,974,121)

TOTAL SECURITIES SOLD SHORT (Proceeds $114,320,541)		$(115,499,372)

Semi-Annual Report | September 30, 2014	19

Statement of Investments	Clough Global Equity Fund
September 30, 2014 (Unaudited)

(a)

Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short or borrowings. As of September 30, 2014, the aggregate market value of those securities was $301,263,725, representing 103.80% of net assets. (See Note 1 and Note 6)

(b)	Loaned security; a portion or all of the security is on loan as of September 30, 2014.
(c)	Non-income producing security.
(d)

Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2014, these securities had an aggregate market value of $10,991,410 or 3.79% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2014, these securities had an aggregate market value of $772,334 or 0.27% of total net assets.

(f)	Floating or variable rate security - rate disclosed as of September 30, 2014.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(i)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation

Morgan Stanley	Bharti Infratel, Ltd.	$2,171,923	30 bps + 1D FEDEF	1D FEDEF	12/30/2014	$395,642
Morgan Stanley	Housing Development Finance Corp.	501,777	30 bps + 1D FEDEF	1D FEDEF	01/15/2016	121,497

		$2,673,700				$517,139

See Notes to the Financial Statements.

20	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 110.26%
Consumer Discretionary 28.86%
Diversified Consumer Services 1.00%
Service Corp. International(a)(b)	340,200	$7,191,828

Hotels 2.39%
Melco Crown Entertainment, Ltd. - ADR	29,500	775,555
SeaWorld Entertainment, Inc.(a)	178,100	3,424,863
Wyndham Worldwide Corp.(a)(b)	159,820	12,986,973

		17,187,391

Household Durables 10.26%
DR Horton, Inc.(a)(b)	1,087,662	22,318,824
Lennar Corp. - Class A(a)(b)	541,200	21,014,796
Man Wah Holdings, Ltd.	1,723,046	2,534,136
PulteGroup, Inc.(a)(b)	763,969	13,491,692
Sony Corp.	146,000	2,650,431
Toll Brothers, Inc.(a)(b)(c)	378,175	11,783,933

		73,793,812

Internet & Catalog Retail 4.40%
Liberty Interactive Corp. - Class A(a)(c)	145,802	4,158,273
Liberty TripAdvisor Holdings, Inc. - Class A(a)(b)(c)	230,232	7,804,865
Liberty Ventures - Series A(a)(b)(c)	230,232	8,739,607
Priceline Group, Inc.(a)(c)	9,449	10,947,422

		31,650,167

Media 5.76%
Charter Communications, Inc. - Class A(a)(b)(c)	71,400	10,807,818
Comcast Corp. - Class A(a)(b)	197,300	10,610,794
Imax Corp.(a)(c)	210,300	5,774,838
Liberty Media Corp. - Class A(a)(b)(c)	100,956	4,763,104
Liberty Media Corp. - Class C(a)(b)(c)	201,912	9,487,845

		41,444,399

Multiline Retailing 0.34%
Don Quijote Holdings Co., Ltd.	43,300	2,483,310

Specialty Retail 4.33%
AutoNation, Inc.(a)(b)(c)	305,109	15,350,034

	Shares	Value
Consumer Discretionary (continued)
Penske Automotive Group, Inc.(a)	21,987	$892,452
Signet Jewelers, Ltd.(a)(b)	130,646	14,881,886

		31,124,372

Textiles 0.38%
Samsonite International S.A.	862,193	2,775,949

TOTAL CONSUMER DISCRETIONARY		207,651,228

Consumer Staples 1.78%
Brasil Pharma S.A.(c)(d)	1,040,742	1,585,933
Hypermarcas S.A.(c)	345,000	2,486,283
M Dias Branco S.A.	67,600	2,711,181
Suntory Beverage & Food, Ltd.	44,500	1,578,345
Vinda International Holdings, Ltd.	2,060,714	3,110,372
WH Group, Ltd.(c)	1,605,500	1,319,161

		12,791,275

Energy 9.88%
Anadarko Petroleum Corp.(a)(b)	34,300	3,479,392
Cimarex Energy Co.(a)	11,300	1,429,789
Concho Resources, Inc.(a)(b)(c)	31,000	3,887,090
Continental Resources, Inc.(a)(b)(c)	30,400	2,020,992
EOG Resources, Inc.	29,400	2,911,188
Halcon Resources Corp.(c)	489,100	1,936,836
Halliburton Co.(a)(b)	85,800	5,534,958
Helmerich & Payne, Inc.(a)(b)	32,100	3,141,627
InterOil Corp.(a)(b)(c)	102,294	5,550,472
Marathon Petroleum Corp.(a)	62,600	5,300,342
Nabors Industries, Ltd.(a)(b)	184,800	4,206,048
Patterson-UTI Energy, Inc.(a)(b)	133,700	4,349,261
Penn Virginia Corp.(a)(b)(c)	562,253	7,146,236
Phillips 66(a)	37,200	3,024,732
Sanchez Energy Corp.(a)(b)(c)	79,077	2,076,562
Stone Energy Corp.(a)(c)	239,798	7,520,065
Superior Energy Services, Inc.(a)(b)	73,700	2,422,519
Valero Energy Corp.(a)	76,500	3,539,655
Western Refining, Inc.	38,500	1,616,615

		71,094,379

Semi-Annual Report | September 30, 2014	21

Statement of Investments	Clough Global Opportunities Fund
September 30, 2014 (Unaudited)

	Shares	Value
Financials 26.42%
Capital Markets 3.00%
CITIC Securities Co., Ltd. - Class H	1,328,000	$3,061,386
Haitong Securities Co., Ltd. - Class H	931,600	1,437,319
Ladder Capital Corp. - Class A(a)(c)	123,096	2,326,514
Morgan Stanley(a)(b)	426,513	14,744,555

		21,569,774

Commercial Banks 4.65%
Bank of Ireland(c)	9,502,900	3,732,841
Fifth Third Bancorp(a)	212,200	4,248,244
First Republic Bank(a)(b)	150,700	7,441,566
Grupo Financiero Banorte SAB de CV - Class O	447,444	2,865,467
Mitsubishi UFJ Financial Group, Inc.	272,911	1,543,282
Mizuho Financial Group, Inc.	894,969	1,598,581
Sumitomo Mitsui Financial Group, Inc.	53,919	2,198,057
SunTrust Banks, Inc.(a)(b)	258,609	9,834,900

		33,462,938

Diversified Financials 8.98%
Atlas Mara Co.-Nvest, Ltd.(c)(d)	764,522	7,492,316
Bank of America Corp.(a)	1,683,310	28,700,435
Citigroup, Inc.(a)(b)	548,862	28,442,029

		64,634,780

Insurance 3.74%
American International
Group, Inc.(a)(b)	215,400	11,635,908
Genworth Financial, Inc. - Class A(a)(b)(c)	615,355	8,061,150
Hartford Financial Services Group, Inc.(a)	193,507	7,208,136

		26,905,194

Real Estate Investment Trusts 4.27%
Colony Financial, Inc.(a)	332,300	7,436,874
PennyMac Mortgage Investment Trust(a)	406,991	8,721,817
Two Harbors Investment Corp.(a)	1,511,100	14,612,337

		30,771,028

Real Estate Management & Development 0.58%
BHG S.A. - Brazil Hospitality Group(c)	249,677	1,823,807

	Shares	Value
Financials (continued)
BR Properties S.A.	443,300	$2,336,256

		4,160,063

Thrifts & Mortgage Finance 1.20%
MGIC Investment Corp.(a)(c)	1,104,385	8,625,247

TOTAL FINANCIALS		190,129,024

Health Care 19.06%
AbbVie, Inc.(a)	165,200	9,541,952
Aegerion Pharmaceuticals, Inc.(a)(b)(c)	124,200	4,145,796
Akorn, Inc.(a)(b)(c)	142,500	5,168,475
Alkermes PLC(a)(b)(c)	104,400	4,475,628
Astellas Pharma, Inc.	322,900	4,807,802
Auris Medical Holding AG(a)(c)	126,400	734,384
Biogen Idec, Inc.(a)(b)(c)	28,230	9,338,766
Bristol-Myers Squibb Co.(a)	143,600	7,349,448
CareFusion Corp.(a)(c)	67,800	3,067,950
Centene Corp.(a)(c)	33,685	2,786,086
Cerner Corp.(a)(c)	37,600	2,239,832
Community Health Systems, Inc.(a)(b)(c)	145,400	7,966,466
Endo International PLC(a)(c)	69,700	4,763,298
Flamel Technologies S.A. - Sponsored ADR(c)	281,572	4,029,295
GW Pharmaceuticals PLC - ADR(a)(b)(c)	66,700	5,392,695
HCA Holdings, Inc.(a)(b)(c)	109,447	7,718,203
Healthways, Inc.(c)	363,963	5,830,687
Intrexon Corp.(a)(b)(c)	311,540	5,788,413
Ironwood Pharmaceuticals, Inc.(a)(b)(c)	219,100	2,838,441
Jazz Pharmaceuticals PLC(a)(b)(c)	23,743	3,812,176
LifePoint Hospitals, Inc.(a)(b)(c)	46,576	3,222,593
Medicines Co.(a)(b)(c)	241,600	5,392,512
Pfizer, Inc.(a)	305,200	9,024,764
Salix Pharmaceuticals, Ltd.(a)(b)(c)	8,090	1,263,982
Sanofi - ADR	72,550	4,093,997
Team Health Holdings, Inc.(a)(c)	65,193	3,780,542
Veracyte, Inc.(a)(c)	228,605	2,228,899
WellPoint, Inc.(a)	17,250	2,063,445
Zimmer Holdings, Inc.(a)	42,300	4,253,265

		137,119,792

Industrials 8.43%
Allegion PLC(a)	195,400	9,308,856

22	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
September 30, 2014 (Unaudited)

	Shares	Value
Industrials (continued)
Allison Transmission Holdings, Inc.(a)(b)(d)	470,596	$13,407,280
Bombardier, Inc. - Class B	1,476,000	4,968,544
CIRCOR International, Inc.(a)	13,000	875,290
FLIR Systems, Inc.(a)(b)	319,800	10,022,532
IHI Corp.	470,000	2,434,101
Localiza Rent A Car S.A.	165,000	2,371,443
Mitsubishi Heavy Industries, Ltd.	768,000	4,940,969
ViaSat, Inc.(a)(b)(c)	171,335	9,443,985
Wesco Aircraft Holdings, Inc.(a)(c)	164,300	2,858,820

		60,631,820

Information Technology 12.79%
Alibaba Group Holding, Ltd. - Sponsored ADR(c)	28,300	2,514,455
eBay, Inc.(a)(b)(c)	187,468	10,616,313
EVERTEC, Inc.(a)	157,945	3,528,491
GCL-Poly Energy Holdings, Ltd.(c)	6,245,000	2,292,156
Google, Inc. - Class A(a)(c)	11,741	6,908,522
Google, Inc. - Class C(a)(b)(c)	13,423	7,749,903
Hoya Corp.	82,400	2,767,829
Lam Research Corp.(a)	201,100	15,022,170
NXP Semiconductor NV(a)(c)	61,586	4,214,330
Qihoo 360 Technology Co., Ltd. - ADR(c)	18,500	1,248,195
Samsung Electronics Co., Ltd.	2,376	2,665,893
Semiconductor Manufacturing International Corp.(c)	15,120,000	1,557,789
Western Digital Corp.(a)(b)	99,800	9,712,536
Western Union Co.(a)(b)	1,323,241	21,224,786

		92,023,368

Materials 1.57%
Berry Plastics Group, Inc.(a)(c)	212,253	5,357,266
Graphic Packaging Holding Co.(a)(b)(c)	475,732	5,913,349

		11,270,615

Telecommunication Services 1.47%
China Mobile, Ltd.	187,500	2,167,218
KT Corp.	67,000	2,177,778

	Shares	Value
Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp.	100,700	$6,262,819

		10,607,815

TOTAL COMMON STOCKS (Cost $772,620,659)		793,319,316

EXCHANGE TRADED FUNDS 1.80%
CSOP FTSE China A50 ETF	4,136,200	5,001,889
SPDR® Gold Shares(a)(c)	68,410	7,949,926

		12,951,815

TOTAL EXCHANGE TRADED FUNDS (Cost $13,958,512)		12,951,815

WARRANTS 0.07%
Brasil Pharma S.A., Strike price 5.50 (BRL), Expires 6/24/2016(c)(e)	104,241	15,331

Atlas Mara Co.-Nvest, Ltd., Strike price $11.50, Expires 12/17/2017(c)(d)	487,322	487,322

TOTAL WARRANTS (Cost $4,873)		502,653

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 7.98%
Bank of America Corp.
Series U, Perpetual Maturity, 5.200%(a)(f)(g)	$5,595,000	5,287,275
Series V, Perpetual Maturity, 5.125%(a)(f)(g)	6,000,000	5,835,000
Caterpillar, Inc. 08/15/2042, 3.803%	2,400,000	2,235,269
Citigroup, Inc.
Series D, Perpetual Maturity, 5.350%(a)(f)(g)	4,890,000	4,592,996
Fifth Third Bancorp
Series J, Perpetual Maturity, 4.900%(f)(g)	4,000,000	3,911,800
John Deere Capital Corp. 03/15/2022, 2.750%(a)	3,000,000	2,970,183

Semi-Annual Report | September 30, 2014	23

Statement of Investments	Clough Global Opportunities Fund
September 30, 2014 (Unaudited)

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
JPMorgan Chase & Co.
Series Q, Perpetual Maturity, 5.150%(a)(f)(g)	$5,520,000	$5,271,600
Series V, Perpetual Maturity, 5.000%(a)(f)(g)	5,700,000	5,578,083
Merck & Co., Inc.
09/15/2042, 3.600%	1,600,000	1,460,353
Morgan Stanley Series H, Perpetual Maturity, 5.450%(f)(g)	4,800,000	4,770,000
PNC Financial Services Group, Inc., Series R, Perpetual Maturity, 4.850%(a)(f)(g)	2,760,000	2,622,000
Provident Bank of Maryland 05/01/2018, 9.500% (a)	4,000,000	4,024,032
Stifel Financial Corp. 07/18/2024, 4.250% (a)	4,800,000	4,838,366
Wal-Mart Stores, Inc. 04/11/2043, 4.000%	1,600,000	1,562,914
Walt Disney Co. Series E, 12/01/2041, 4.125%	2,400,000	2,421,799

TOTAL CORPORATE BONDS (Cost $57,033,559)		57,381,670

ASSET/MORTGAGE BACKED SECURITIES 7.70%
Federal Home Loan Mortgage Corp. REMICS
Series 2013-4185, Class PB, 03/15/2043, 3.000%	2,400,000	2,293,584
Federal National Mortgage Association REMICS
Series 2013-100, Class MS, 06/25/2043, 3.845%(f)	2,928,965	2,782,892
Series 2013-67, Class BP, 07/25/2043, 3.000%	5,170,000	4,947,038
Series 2013-132, Class LB, 01/25/2044, 3.000%	3,151,680	3,082,107
Series 2014-26, Class YW, 04/25/2044, 3.500%	1,375,538	1,368,381
Government National Mortgage Association
Series 2014-33, Class A, 08/16/2039, 2.300%	3,583,253	3,613,503
Series 2014-86, Class A, 11/16/2040, 2.650%	1,631,790	1,656,373
Series 2014-112, Class AB, 12/16/2040, 2.350%	4,882,433	4,965,693
Series 2014-14, Class AH, 01/16/2042, 2.550%(e)	4,742,026	4,744,249
Series 2014-81, Class EC, 12/20/2042, 2.000%	4,948,285	4,763,382

Description and Maturity Date	Principal Amount	Value
ASSET/MORTGAGE BACKED SECURITIES (continued)
Series 2014-54, Class AB, 10/16/2043, 2.619%	$5,559,167	$5,631,013
Series 2012-109, Class AC, 09/16/2044, 3.125%(f)	3,811,261	3,888,047
Series 2014-28, Class A, 01/16/2046, 2.000%	2,178,074	2,180,631
Series 2014-134, Class A, 09/16/2047, 3.100%	3,000,000	3,057,525
Series 2014-120, Class A, 04/16/2056, 2.800%(f)	3,991,581	4,062,711
Series 2014-120, Class AC, 04/16/2056, 2.650%(f)	2,396,121	2,392,045

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $55,652,287)		55,429,174

GOVERNMENT & AGENCY OBLIGATIONS 4.54%
U.S. Treasury Bonds
05/15/2024, 2.500% (a)	6,100,000	6,106,436
02/15/2038, 4.375% (a)	6,350,000	7,710,786
11/15/2041, 3.125% (a)	6,000,000	5,953,128
02/15/2042, 3.125%	13,000,000	12,878,125

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $32,255,821)		32,648,475

	Number of Contracts	Value
PURCHASED OPTIONS 0.02%
Call Options Purchased 0.02%
AstraZeneca PLC, Expires October 2014, Exercise Price $70.00	230	57,500
AstraZeneca PLC, Expires January 2015, Exercise Price $77.50	350	83,125

TOTAL Call Options Purchased (Cost $314,424)
		140,625

TOTAL PURCHASED OPTIONS (Cost $314,424)		140,625

	Shares	Value
SHORT-TERM INVESTMENTS 10.75%
Money Market Fund 8.80%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio (0.040% 7-day yield)	63,346,162	63,346,162

24	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
September 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills 1.95%
U.S. Treasury Bills Discount Notes
10/30/2014, 0.038%(a)(h)	$4,000,000	$3,999,877
11/28/2014, 0.040%(a)(h)	10,000,000	9,999,356

		13,999,233

TOTAL SHORT-TERM INVESTMENTS (Cost $77,345,395)		77,345,395

Total Investments - 143.12% (Cost $1,009,185,530)		1,029,719,123

Liabilities in Excess of Other Assets - (43.12%)(i)		(310,231,894)

NET ASSETS - 100.00%		$719,487,229

SCHEDULE OF WRITTEN OPTIONS	Number of Contracts	Value

Call Options Written (0.02%)
eBay, Inc., Expires December, 2014, Exercise Price $57.50	(190)	$(42,750)
eBay, Inc., Expires December, 2014, Exercise Price $60.00	(190)	(25,175)
Service Corp. International, Expires December, 2014, Exercise Price $22.50	(850)	(34,000)

TOTAL CALL OPTIONS WRITTEN (Premiums received $135,925)		(101,925)

PUT OPTIONS WRITTEN (0.01%)
Comcast Corp., Expires October 2014, Exercise Price $55.00	(548)	(83,296)

TOTAL PUT OPTIONS WRITTEN (Premiums received $22,995)		(83,296)

TOTAL WRITTEN OPTIONS (Premiums received $158,920)		$(185,221)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (22.70%)
Consumer Discretionary (1.83%)
Auto Components (0.48%)
Johnson Controls, Inc.	(78,300)	$(3,445,200)

Hotels (0.72%)
MGM Resorts International	(93,700)	(2,134,486)
Wynn Resorts, Ltd.	(16,410)	(3,069,983)

		(5,204,469)

Internet & Catalog Retail (0.63%)
Expedia, Inc.	(51,800)	(4,538,716)

TOTAL CONSUMER DISCRETIONARY		(13,188,385)

Energy (1.99%)
Chesapeake Energy Corp.	(215,700)	(4,958,943)
CONSOL Energy, Inc.	(68,700)	(2,600,982)
EQT Corp.	(32,400)	(2,965,896)
Southwestern Energy Co.	(107,700)	(3,764,115)

		(14,289,936)

Financials (4.15%)
Capital Markets (0.58%)
Mediobanca SpA	(489,243)	(4,208,183)

Commercial Banks (1.53%)
BNP Paribas S.A.	(39,800)	(2,640,163)
Credit Agricole S.A.	(156,621)	(2,362,974)
Itau Unibanco Holding S.A. - Preferred ADR	(174,862)	(2,427,084)
Societe Generale S.A.	(32,840)	(1,676,573)
UniCredit SpA	(236,476)	(1,869,753)

		(10,976,547)

Diversified Financials (1.18%)
Intercontinental Exchange, Inc.	(14,738)	(2,874,647)
NASDAQ OMX Group, Inc.	(131,900)	(5,595,198)

		(8,469,845)

Insurance (0.86%)
Everest Re Group, Ltd.	(18,773)	(3,041,414)
PartnerRe, Ltd.	(28,900)	(3,175,821)

		(6,217,235)

TOTAL FINANCIALS		(29,871,810)

Health Care (11.04%)
Amgen, Inc.	(23,080)	(3,241,817)
athenahealth, Inc.	(50,718)	(6,679,053)
Celgene Corp.	(102,300)	(9,695,994)
Charles River Laboratories
International, Inc.	(70,300)	(4,199,722)

Semi-Annual Report | September 30, 2014	25

Statement of Investments	Clough Global Opportunities Fund
September 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
Health Care (continued)
Covance, Inc.	(100,350)	$(7,897,545)
CR Bard, Inc.	(43,200)	(6,165,072)
Gilead Sciences, Inc.	(84,900)	(9,037,605)
Laboratory Corp. of America
Holdings	(26,710)	(2,717,743)
Mylan, Inc.	(151,700)	(6,900,833)
Quest Diagnostics, Inc.	(57,000)	(3,458,760)
Regeneron Pharmaceuticals,
Inc.	(20,800)	(7,498,816)
St. Jude Medical, Inc.	(164,400)	(9,885,372)
WellCare Health Plans, Inc.	(34,400)	(2,075,696)

		(79,454,028)

Industrials (1.04%)
Rolls-Royce Holdings PLC	(126,000)	(1,970,122)
Sandvik AB	(202,357)	(2,282,686)
SPX Corp.	(34,400)	(3,231,192)

		(7,484,000)

Information Technology (1.35%)
International Business
Machines Corp.	(42,726)	(8,110,676)
Paychex, Inc.	(35,400)	(1,564,680)

		(9,675,356)

Materials (1.30%)
Anglo American PLC	(176,509)	(3,960,257)
Bemis Co., Inc.	(74,700)	(2,840,094)
BHP Billiton, Ltd.	(86,851)	(2,575,554)

		(9,375,905)

TOTAL COMMON STOCKS (Proceeds $164,759,067)		(163,339,420)

EXCHANGE TRADED FUNDS (17.51%)
iShares® MSCI Emerging Markets ETF	(267,206)	(11,105,081)
iShares® Nasdaq Biotechnology ETF	(53,300)	(14,584,479)
iShares® Russell 2000® ETF	(510,024)	(55,771,125)
Market Vectors® Semiconductor ETF	(279,000)	(14,254,110)
SPDR® S&P 500® ETF Trust	(153,350)	(30,213,017)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $121,063,486)		(125,927,812)

TOTAL SECURITIES SOLD SHORT (Proceeds $285,822,553)		$(289,267,232)

(a)

Pledged security; a portion or all of the security is pledged as collateral for written options, securities sold short or borrowings. As of September 30, 2014, the aggregate market value of those securities was $739,111,482, representing 102.73% of net assets. (See Note 1 and Note 6)

(b)	Loaned security; a portion or all of the security is on loan as of September 30, 2014.
(c)	Non-income producing security.
(d)

Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2014, these securities had an aggregate market value of $24,292,012 or 3.38% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2014, these securities had an aggregate market value of $4,759,580 or 0.66% of total net assets.

(f)	Floating or variable rate security - rate disclosed as of September 30, 2014.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(i)	Includes cash which is being held as collateral for total return swap contracts.

26	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
September 30, 2014 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/ Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation
Morgan Stanley	Bharti Infratel, Ltd.	$2,171,923	30 bps + 1D FEDEF	1D FEDEF	12/30/2014	$1,037,355
Morgan Stanley	Housing Development Finance Corp.	501,777	30 bps + 1D FEDEF	1D FEDEF	01/15/2016	302,471
		$2,673,700				$1,339,826

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2014	27

Statement of Investments	Clough Global Funds
September 30, 2014 (Unaudited)

Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)

AB - Aktiebolag is the Swedish equivalent of the term corporation

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Bps - Basis Points

BRL - Brazilian Real

ETF - Exchange Traded Fund

FTSE - Financial Times and the London Stock Exchange

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

SpA - Societa` Per Azioni is an Italian shared company

SAB de CV - Sociedad Anonima de Capital Variable (Spanish Variable Capital Company)

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to the Financial Statements.

28	www.cloughglobal.com

Clough Global Funds	Statements of Assets and Liabilities
September 30, 2014 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
ASSETS:

Investments, at value (Cost - see below)*	$247,339,198	$415,837,872	$1,029,719,123
Cash	9,746,430	12,558,823	38,162,992
Foreign Currency, at value (Cost $1,528,493, $3,107,965 and $6,383,005)	1,484,798	3,035,764	6,196,373
Deposit with broker for written options and securities sold short	71,769,561	119,452,506	295,480,489
Deposit with broker for total return swap contracts	1,969,896	3,192,267	8,289,487
Unrealized appreciation on total return swap contracts	318,529	517,139	1,339,826
Dividends receivable	256,095	454,018	1,070,553
Interest receivable	305,825	324,381	1,210,076
Receivable for investments sold	11,201,354	18,823,437	51,705,241
Total return swap contracts payments receivable	49,000	79,836	205,956
Total Assets	344,440,686	574,276,043	1,433,380,116

LIABILITIES:

Loan payable	93,300,000	156,000,000	388,900,000
Interest due on loan payable	5,106	8,537	21,283
Securities sold short (Proceeds $68,615,855, $114,320,541 and $285,822,553)	69,392,768	115,499,372	289,267,232
Written options, at value (Premiums received $39,533, $65,121 and $158,920)	45,939	75,640	185,221
Payable for investments purchased	7,003,854	11,552,822	33,167,803
Dividends payable - short sales	55,404	90,635	233,917
Interest payable - margin account	33,578	56,068	139,795
Accrued investment advisory fee	201,805	432,621	1,197,822
Accrued administration fee	166,472	311,684	776,290
Accrued trustees fee	3,289	3,288	3,288
Other payables and accrued expenses	260	235	236
Total Liabilities	170,208,475	284,030,902	713,892,887
Net Assets	$174,232,211	$290,245,141	$719,487,229
Cost of Investments	$241,716,844	$403,443,700	$1,009,185,530

COMPOSITION OF NET ASSETS:

Paid-in capital	$166,087,962	$266,419,905	$714,484,492
Overdistributed net investment income	(7,623,054)	(13,759,396)	(40,684,359)
Accumulated net realized gain on investment securities, written options, securities sold short, total return swap contracts and foreign currency transactions	10,655,891	25,939,615	27,481,576
Net unrealized appreciation in value of investment securities, written options, securities sold short, total return swap contracts and translation of assets and liabilities denominated in foreign currency	5,111,412	11,645,017	18,205,520
Net Assets	$174,232,211	$290,245,141	$719,487,229
Shares of common stock outstanding of no par value, unlimited shares authorized	10,434,606	17,840,705	51,736,859
Net assets value per share	$16.70	$16.27	$13.91
	$87,146,707	$174,006,605	$365,197,520

*	Securities Loaned, at value

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2014	29

Statements of Operations	Clough Global Funds
For the Six Months Ended September 30, 2014 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $24,359, $44,268 and $101,448)	$1,452,262	$2,637,658	$6,074,431
Interest on investment securities	483,792	488,296	1,941,068
Hypothecated securities income (See Note 6)	46,010	73,897	192,370
Total Income	1,982,064	3,199,851	8,207,869

EXPENSES:

Investment advisory fee	1,226,353	2,632,728	7,282,419
Administration fee	499,301	936,081	2,330,374
Interest on loan	465,366	778,104	1,939,774
Interest expense - margin account	209,923	352,202	875,787
Trustees fee	68,437	68,436	68,437
Dividend expense - short sales	526,767	878,695	2,199,588
Other expenses	9,456	15,024	35,910
Total Expenses	3,005,603	5,661,270	14,732,289
Net Investment Loss	(1,023,539)	(2,461,419)	(6,524,420)

NET REALIZED GAIN/(LOSS) ON:
Investment securities	9,853,019	21,439,797	53,229,523
Securities sold short	(5,781,908)	(9,819,654)	(24,095,471)
Written options	1,648,075	2,747,592	6,584,074
Total return swap contracts	128,314	209,234	539,194
Foreign currency transactions	(753,334)	(1,281,296)	(3,167,806)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investment securities	(10,398,030)	(22,814,595)	(54,993,401)
Securities sold short	4,187,551	7,186,041	17,389,558
Written options	(244,294)	(406,999)	(977,853)
Total return swap contracts	499,926	804,753	2,106,959
Translation of assets and liabilities denominated in foreign currencies	(46,287)	(76,796)	(197,244)
Net loss on investment securities, securities sold short, written options, total return swap contracts and foreign currency transactions	(906,968)	(2,011,923)	(3,582,467)
Net Decrease in Net Assets Attributable to Common Shares from Operations	$(1,930,507)	$(4,473,342)	$(10,106,887)

See Notes to the Financial Statements.

30	www.cloughglobal.com

Clough Global Funds	Statements of Changes in Net Assets

	Clough Global Allocation Fund		Clough Global Equity Fund		Clough Global Opportunities Fund
	For the Six Months Ended September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014

COMMON SHAREHOLDERS OPERATIONS:

Net investment loss	$(1,023,539)	$(2,700,749)	$(2,461,419)	$(5,959,391)	$(6,524,420)	$(16,433,509)
Net realized gain/(loss) from:
Investment securities	9,853,019	33,757,575	21,439,797	59,677,261	53,229,523	154,280,979
Securities sold short	(5,781,908)	(11,724,746)	(9,819,654)	(19,377,471)	(24,095,471)	(49,230,469)
Written options	1,648,075	1,157,134	2,747,592	2,132,270	6,584,074	2,518,366
Total return swap contracts	128,314	(397,065)	209,234	(778,872)	539,194	(1,681,206)
Foreign currency transactions	(753,334)	(1,364,844)	(1,281,296)	(2,282,452)	(3,167,806)	(5,764,401)
Net change in urealized appreciation/(depreciation) on:
Investment securities	(10,398,030)	1,545,066	(22,814,595)	7,138,315	(54,993,401)	1,301,682
Securities sold short	4,187,551	(3,663,378)	7,186,041	(6,297,210)	17,389,558	(15,331,017)
Written options	(244,294)	237,888	(406,999)	396,480	(977,853)	951,552
Total return swap contracts	499,926	387,137	804,753	912,341	2,106,959	1,634,232
Foreign currency transactions	(46,287)	1,667	(76,796)	2,278	(197,244)	6,869
Net Increase/(Decrease) in Net Assets From Operations	(1,930,507)	17,235,685	(4,473,342)	35,563,549	(10,106,887)	72,253,078

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(6,573,801)	(2,508,129)	(11,239,644)	(6,725,986)	(29,490,009)	(5,714,309)
Net realized gains	–	(13,300,299)	–	(19,589,053)	–	(64,906,503)
Net Decrease in Net Assets from Distributions	(6,573,801)	(15,808,428)	(11,239,644)	(26,315,039)	(29,490,009)	(70,620,812)
Net Increase/(Decrease) in Net Assets Attributable to Common Shares	(8,504,308)	1,427,257	(15,712,986)	9,248,510	(39,596,896)	1,632,266

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	182,736,519	181,309,262	305,958,127	296,709,617	759,084,125	757,451,859
End of period*	$174,232,211	$182,736,519	$290,245,141	$305,958,127	$719,487,229	$759,084,125
*Includes Overdistributed Net Investment Income of:	$(7,623,054)	$(25,714)	$(13,759,396)	$(58,333)	$(40,684,359)	$(4,669,930)

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2014	31

Statements of Cash Flows	Clough Global Funds
For the Six Months Ended September 30, 2014 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(1,930,507)	$(4,473,342)	$(10,106,887)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(212,397,037)	(338,341,769)	(889,067,730)
Proceeds from disposition of investment securities	219,252,589	371,043,121	919,502,671
Proceeds from securities sold short transactions	108,457,970	181,334,609	451,000,345
Cover securities sold short transactions	(104,672,836)	(175,793,796)	(436,399,417)
Premiums received from written options transactions	1,878,651	3,137,483	7,546,149
Premiums paid on closing written options transactions	(490,431)	(823,749)	(2,000,707)
Purchased options transactions	(4,271,226)	(7,120,342)	(17,558,651)
Proceeds from purchased options transactions	1,464,389	2,438,795	5,928,096
Net proceeds from/(purchases of) short-term investment securities	4,148,442	(17,460,437)	15,448,813
Net realized gain from investment securities	(9,853,019)	(21,439,797)	(53,229,523)
Net realized loss on securities sold short	5,781,908	9,819,654	24,095,471
Net realized gain on written options	(1,648,075)	(2,747,592)	(6,584,074)
Net realized gain on total return swap contracts	(128,314)	(209,234)	(539,194)
Net realized loss on foreign currency transactions	676,298	1,148,221	2,846,605
Net change in unrealized depreciation on investment securities	10,398,030	22,814,595	54,993,401
Net change in unrealized appreciation on securities sold short	(4,187,551)	(7,186,041)	(17,389,558)
Net change in unrealized depreciation on written options	244,294	406,999	977,853
Net change in unrealized appreciation on total return swap contracts	(499,926)	(804,753)	(2,106,959)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	46,287	76,796	197,244
Net payments on total return swap contracts	128,314	209,234	539,194
Discount and premiums amortized	22,826	30,493	84,245
Decrease in deposits with broker for written options and securities sold short	2,989,143	6,620,359	14,978,565
Decrease in deposits with broker for total return swap contracts	292,124	494,826	1,216,498
Decrease in dividends receivable	29,002	62,137	124,502
Decrease in interest receivable	65,957	154,616	238,008
Increase in total return swap contracts payments receivable	(49,000)	(79,836)	(205,956)
Decrease in due to custodian for foreign currency	(162,757)	(264,940)	(673,983)
Decrease in interest due on loan payable	(5,081)	(8,496)	(21,179)
Decrease in dividends payable - short sales	(42,314)	(70,808)	(176,574)
Decrease in interest payable - margin account	(2,526)	(4,573)	(11,283)
Decrease in accrued investment advisory fee	(9,663)	(20,773)	(59,519)
Increase in accrued administration fee	80,374	150,478	373,941
Increase in accrued trustees fee	789	788	788
Increase in other payables	40	15	16
Net cash provided by operating activities	15,607,164	23,092,941	63,961,211

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid	(6,573,801)	(11,239,644)	(29,490,009)
Net cash used in financing activities	(6,573,801)	(11,239,644)	(29,490,009)

Effect of exchange rates on cash	(46,287)	(76,796)	(197,244)

Net Change in Cash and Foreign Rates on Cash and Foreign Currency	8,987,076	11,776,501	34,273,958

Cash and foreign currency, beginning of period	$2,244,152	$3,818,086	$10,085,407
Cash and foreign currency, end of period	$11,231,228	$15,594,587	$44,359,365

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing:	$470,447	$786,600	$1,960,953

See Notes to the Financial Statements.

32	www.cloughglobal.com

Clough Global Allocation Fund	Financial Highlights
For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$17.51	$17.38	$16.30	$18.35	$16.90	$13.24
Income from investment operations:
Net investment income/(loss)*	(0.10)	(0.26)	(0.01)	0.26	0.38	0.32
Net realized and unrealized gain/(loss) on investments	(0.08)	1.90	2.29	(1.11)	2.27	4.44
Total Income from Investment Operations	(0.18)	1.64	2.28	(0.85)	2.65	4.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.63)	(0.24)	(0.90)	(1.20)	(1.20)	(0.46)
Net realized gains	–	(1.27)	(0.30)	–	–	–
Tax return of capital	–	–	–	–	–	(0.64)
Total Distributions to Common Shareholders	(0.63)	(1.51)	(1.20)	(1.20)	(1.20)	(1.10)

Net asset value - end of period	$16.70	$17.51	$17.38	$16.30	$18.35	$16.90
Market price - end of period	$14.31	$15.18	$15.07	$13.94	$16.24	$15.92

Total Investment Return - Net Asset Value:(1)	(0.59)%	11.14%	16.19%	(3.48)%	17.30%	38.14%
Total Investment Return - Market Price:(1)	(1.74)%	11.12%	17.81%	(6.73)%	10.20%	61.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$174,232	$182,737	$181,309	$170,120	$191,502	$176,317
Ratios to average net assets attributable to common shareholders:
Total expenses	3.31%(2)	3.34%	3.24%	3.05%	2.87%	3.22%
Total expenses excluding interest expense and dividends on short sales expense	1.98%(2)	1.94%	1.93%	1.80%	1.74%	1.88%
Net investment income/(loss)	(1.13)%(2)	(1.47)%	(0.04)%	1.61%	2.28%	1.96%
Portfolio turnover rate	83%	179%	250%	192%	172%	115%

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$93,300	$93,300	$89,800	$89,800	$89,800	$89,800
Asset Coverage Per $1,000 (000s)	$2,867	$2,959	$3,019	$2,894	$3,133	$2,963

*	Based on average shares outstanding.
(1)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results.

(2)	Annualized.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2014	33

Financial Highlights	Clough Global Equity Fund
For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$17.15	$16.63	$15.53	$17.62	$16.29	$12.28
Income from investment operations:
Net investment income/(loss)*	(0.14)	(0.33)	(0.06)	0.21	0.30	0.22
Net realized and unrealized gain/(loss) on investments	(0.11)	2.33	2.32	(1.14)	2.19	4.82
Total Income from Investment Operations	(0.25)	2.00	2.26	(0.93)	2.49	5.04

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.63)	(0.38)	(0.87)	(1.14)	(1.16)	(0.39)
Net realized gains	–	(1.10)	(0.29)	–	–	–
Tax return of capital	–	–	–	(0.02)	–	(0.64)
Total Distributions to Common Shareholders	(0.63)	(1.48)	(1.16)	(1.16)	(1.16)	(1.03)

Net asset value - end of period	$16.27	$17.15	$16.63	$15.53	$17.62	$16.29
Market price - end of period	$14.33	$15.42	$14.70	$13.09	$15.37	$14.33
Total Investment Return - Net Asset Value:(1)	(1.09)%	13.57%	16.90%	(4.08)%	17.05%	43.62%
Total Investment Return - Market Price:(1)	(3.11)%	15.52%	22.60%	(7.32)%	16.07%	58.80%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$290,245	$305,958	$296,710	$277,061	$314,355	$290,577
Ratios to average net assets attributable to common shareholders:
Total expenses	3.73%(2)	3.76%	3.67%	3.43%	3.23%	3.57%
Total expenses excluding interest expense and dividends on short sales expense	2.41%(2)	2.36%	2.35%	2.18%	2.10%	2.25%
Net investment income/(loss)	(1.62)%(2)	(1.95)%	(0.37)%	1.34%	1.87%	1.43%
Portfolio turnover rate	77%	166%	250%	183%	173%	116%

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$156,000	$156,000	$147,000	$147,000	$147,000	$147,000
Asset Coverage Per $1,000 (000s)	$2,861	$2,961	$3,018	$2,885	$3,138	$2,977

*	Based on average shares outstanding.
(1)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results.

(2)	Annualized.

See Notes to the Financial Statements.

34	www.cloughglobal.com

Clough Global Opportunities Fund	Financial Highlights
For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2014 (Unaudited)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$14.67	$14.64	$13.84	$15.72	$14.68	$11.55
Income from investment operations:
Net investment income/(loss)*	(0.13)	(0.32)	(0.09)	0.14	0.25	0.17
Net realized and unrealized gain/(loss) on investments	(0.06)	1.72	1.97	(0.94)	1.87	3.94
Total Income from Investment Operations	(0.19)	1.40	1.88	(0.80)	2.12	4.11

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.57)	(0.11)	(1.08)	(1.05)	(1.08)	(0.29)
Net realized gains	–	(1.26)	–	–	–	–
Tax return of capital	–	–	–	(0.03)	–	(0.69)
Total Distributions to Common Shareholders	(0.57)	(1.37)	(1.08)	(1.08)	(1.08)	(0.98)

Net asset value - end of period	$13.91	$14.67	$14.64	$13.84	$15.72	$14.68
Market price - end of period	$11.93	$12.75	$12.87	$11.78	$13.85	$13.04

Total Investment Return - Net Asset Value:(1)	(0.81)%	11.26%	15.87%	(3.88)%	16.21%	37.93%
Total Investment Return - Market Price:(1)	(2.12)%	9.99%	19.67%	(7.14)%	15.27%	53.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$719,487	$759,084	$757,452	$716,213	$813,178	$759,601
Ratios to average net assets attributable to common shareholders:
Total expenses	3.91%(2)	3.97%	3.86%	3.61%	3.40%	3.72%
Total expenses excluding interest expense and dividends on short sales expense	2.58%(2)	2.55%	2.52%	2.35%	2.25%	2.39%
Net investment income/(loss)	(1.73)%(2)	(2.15)%	(0.64)%	1.04%	1.74%	1.19%
Portfolio turnover rate	84%	178%	241%	193%	171%	115%

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$388,900	$388,900	$388,900	$388,900	$388,900	$388,900
Asset Coverage Per $1,000 (000s)	$2,850	$2,952	$2,948	$2,842	$3,091	$2,953

*	Based on average shares outstanding.
(1)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(2)	Annualized.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2014	35

Notes to Financial Statements	Clough Global Funds
September 30, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund, are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004 and January 25, 2005, respectively for Clough Global Allocation Fund and Clough Global Equity Fund, and an Agreement and Declaration of Trust dated January 12, 2006, for Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval. Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees may authorize separate classes of shares of beneficial interest. The common shares of Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE MKT and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE” or the “Exchange”) on September 30, 2014.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE, as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board of Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Board of Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Total return swaps are priced based on valuations provided by a board approved independent third party pricing agent. If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security; however, it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

36	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of September 30, 2014, in valuing each Fund’s investments carried at value. The Funds recognize transfers between the levels as of the end of the period in which the transfer occurred. There were no transfers between Levels 1 and 2 during the six months ended September 30, 2014.

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$189,940,108	$–	$–	$189,940,108
Exchange Traded Funds	3,073,888	–	–	3,073,888
Warrants	116,958	3,557	–	120,515
Corporate Bonds	–	14,432,114	–	14,432,114
Asset/Mortgage Backed Securities	–	13,550,329	–	13,550,329
Government & Agency Obligations	–	7,903,728	–	7,903,728
Short-Term Investments
Money Market Fund	15,318,675	–	–	15,318,675
U.S. Treasury Bills	–	2,999,841	–	2,999,841
TOTAL	$208,449,629	$38,889,569	$–	$247,339,198

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$318,529	$–	$318,529

Liabilities
Written Options	(45,939)	–	–	(45,939)
Securities Sold Short
Common Stocks	(39,244,447)	–	–	(39,244,447)
Exchange Traded Funds	(30,148,321)	–	–	(30,148,321)
TOTAL	$(69,438,707)	$318,529	$–	$(69,120,178)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$93,835,409	$–	$–	$93,835,409
Consumer Staples	7,086,357	–	–	7,086,357
Energy	29,751,608	–	–	29,751,608
Financials	81,486,685	–	–	81,486,685
Health Care	57,724,135	766,500	–	58,490,635
Industrials	27,322,841	–	–	27,322,841
Information Technology	37,935,989	–	–	37,935,989
Materials	4,374,440	–	–	4,374,440
Telecommunication Services	4,240,961	–	–	4,240,961
Exchange Traded Funds	5,071,399	–	–	5,071,399
Warrants	195,720	5,834	–	201,554
Corporate Bonds	–	15,619,776	–	15,619,776
Asset/Mortgage Backed Securities	–	3,148,483	–	3,148,483
Government & Agency Obligations	–	11,942,846	–	11,942,846
Short-Term Investments

Semi-Annual Report | September 30, 2014	37

Notes to Financial Statements	Clough Global Funds
September 30, 2014 (Unaudited)

Clough Global Equity Fund (continued)
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Money Market Fund	28,829,257	–	–	28,829,257
U.S. Treasury Bills	–	6,499,632	–	6,499,632
TOTAL	$377,854,801	$37,983,071	$–	$415,837,872

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$517,139	$–	$517,139

Liabilities
Written Options	(75,640)	–	–	(75,640)
Securities Sold Short
Common Stocks	(65,525,251)	–	–	(65,525,251)
Exchange Traded Funds	(49,974,121)	–	–	(49,974,121)
TOTAL	$(115,575,012)	$517,139	$–	$(115,057,873)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$793,319,316	$–	$–	$793,319,316
Exchange Traded Funds	12,951,815	–	–	12,951,815
Warrants	487,322	15,331	–	502,653
Corporate Bonds	–	57,381,670	–	57,381,670
Asset/Mortgage Backed Securities	–	55,429,174	–	55,429,174
Government & Agency Obligations	–	32,648,475	–	32,648,475
Purchased Options	140,625	–	–	140,625
Short-Term Investments
Money Market Fund	63,346,162	–	–	63,346,162
U.S. Treasury Bills	–	13,999,233	–	13,999,233
TOTAL	$870,245,240	$159,473,883	$–	$1,029,719,123

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$1,339,826	$–	$1,339,826

Liabilities
Written Options	(185,221)	–	–	(185,221)
Securities Sold Short
Common Stocks	(163,339,420)	–	–	(163,339,420)
Exchange Traded Funds	(125,927,812)	–	–	(125,927,812)
TOTAL	$(289,452,453)	$1,339,826	$–	$(288,112,627)

*	For detailed industry descriptions, see the accompanying Statement of Investments.
**	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

In the event a board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough”) believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of each Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Fund’s Fair Value Procedures and reports quarterly to the Board of Trustees on the results of those meetings.

38	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with all other foreign currency realized and unrealized gains and losses in the Funds’ Statements of Operations.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency spot contracts are reported in the Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the Funds’ Statements of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

A Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statements of Operations.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. The cash amount is reported on the Statements of Assets and Liabilities as Deposit with broker for securities sold short. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred by the Funds for the six months ended September 30, 2014, is reported on the Statements of Operations as Interest expense – margin account. Interest amounts payable by the Funds as of September 30, 2014, are reported on the Statements of Assets and Liabilities as Interest payable – margin account.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report | September 30, 2014	39

Notes to Financial Statements	Clough Global Funds
September 30, 2014 (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund’s investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. The interest incurred on the Funds for the six months ended September 30, 2014 is reported on the Statements of Operations as Interest expense – margin account. Interest amounts payable by the Funds as of September 30, 2014 are reported on the Statements of Assets and Liabilities as Interest payable – margin account.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

40	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

Written option activity for the six months ended September 30, 2014, was as follows:

Clough Global Allocation Fund

	Written Call Options		Written Put Options

	Contracts	Premiums	Contracts	Premiums

Outstanding, March 31, 2014	–	$–	(300)	$299,388
Positions opened	(1,098)	95,672	(1,632)	1,782,979
Closed	448	(37,735)	1,500	(1,582,440)
Excercised	250	(16,949)	–	–
Expired	100	(6,994)	300	(494,388)

Outstanding, September 30, 2014	(300)	$33,994	(132)	$5,539

Market Value, September 30, 2014		$(25,875)		$(20,064)

Clough Global Equity Fund

	Written Call Options		Written Put Options

	Contracts	Premiums	Contracts	Premiums

Outstanding, March 31, 2014	–	$–	(500)	$498,980
Positions opened	(1,934)	165,852	(2,720)	2,971,631
Closed	784	(65,463)	2,500	(2,637,400)
Excercised	450	(30,511)	–	–
Expired	200	(13,988)	500	(823,980)

Outstanding, September 30, 2014	(500)	$55,890	(220)	$9,231

Market Value, September 30, 2014		$(42,200)		$(33,440)

Clough Global Opportunities Fund

	Written Call Options		Written Put Options

	Contracts	Premiums	Contracts	Premiums

Outstanding, March 31, 2014	–	$–	(1,200)	$1,197,552
Positions opened	(4,862)	413,395	(6,548)	7,132,754
Closed	2,032	(168,124)	6,000	(6,329,760)
Excercised	1,200	(81,370)	–	–
Expired	400	(27,976)	1,200	(1,977,551)

Outstanding, September 30, 2014	(1,230)	$135,925	(548)	$22,995

Market Value, September 30, 2014		$(101,925)		$(83,296)

Swaps: During the period each Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. Each Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If each Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the six months ended September 30, 2014, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices.

Semi-Annual Report | September 30, 2014	41

Notes to Financial Statements	Clough Global Funds
September 30, 2014 (Unaudited)

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Each Fund held no rights at the end of the period.

The effect of derivatives instruments on each Fund’s Statements of Assets and Liabilities as of September 30, 2014:

	Asset Derivatives

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value

Clough Global Allocation Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$318,529
Equity Contracts (Warrants)	Investments, at value	120,515

Total		$439,044

Clough Global Equity Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$517,139
Equity Contracts (Warrants)	Investments, at value	201,554

Total		$718,693

Clough Global Opportunities Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$1,339,826
Equity Contracts (Purchased Options)	Investments, at value	140,625
Equity Contracts (Warrants)	Investments, at value	502,653

Total		$1,983,104

	Liability Derivatives

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value

Clough Global Allocation Fund
Equity Contracts (Written Options)	Written Options, at value	$(45,939)

Total		$(45,939)

Clough Global Equity Fund
Equity Contracts (Written Options)	Written Options, at value	$(75,640)

Total		$(75,640)

Clough Global Opportunities Fund
Equity Contracts (Written Options)	Written Options, at value	$(185,221)

Total		$(185,221)

42	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

The effect of derivatives instruments on each Fund’s Statements of Operations for the six months ended September 30, 2014:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Clough Global Allocation Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	$1,648,075	$(244,294)
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	128,314	499,926
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/(depreciation) on investment securities	(3,570,499)	503,112
Equity Contracts (Warrants)	Net realized gain/(loss) on investment securities/ Net change in unrealized appreciation/(depreciation) on investment securities	–	(54,921)

Total		$(1,794,110)	$703,823

Clough Global Equity Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	$2,747,592	$(406,999)
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	209,234	804,753
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/(depreciation) on investment securities	(5,952,056)	838,520
Equity Contracts (Warrants)	Net realized gain/(loss) on investment securities/ Net change in unrealized appreciation/(depreciation) on investment securities	–	(92,026)

Total		$(2,995,230)	$1,144,248

Clough Global Opportunities Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	$6,584,074	$(977,853)
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	539,194	2,106,959
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/(depreciation) on investment securities	(14,357,208)	1,838,649
Equity Contracts (Warrants)	Net realized gain/(loss) on investment securities/ Net change in unrealized appreciation/(depreciation) on investment securities	–	(228,330)

Total		$ (7,233,940)	$2,739,425

The average purchased and written option contracts volume during the six months ended September 30, 2014, is noted below for each of the Funds.

Fund	Average Purchased Option Contract Volume	Average Written Option Contract Volume

Clough Global Allocation Fund	298	514
Clough Global Equity Fund	500	927
Clough Global Opportunities Fund	1,685	2171

Semi-Annual Report | September 30, 2014	43

Notes to Financial Statements	Clough Global Funds
September 30, 2014 (Unaudited)

The average total return swap contracts notional volume during the six months ended September 30, 2014, is noted below for each of the Funds.

Fund	Average Swap Contract Notional Volume

Clough Global Allocation Fund	$ 1,858,104
Clough Global Equity Fund	3,011,925
Clough Global Opportunities Fund	7,818,591

The average warrant shares volume during the six months ended September 30, 2014, is noted below for each of the Funds.

Fund	Average Warrant Shares Volume

Clough Global Allocation Fund	140,875
Clough Global Equity Fund	234,948
Clough Global Opportunities Fund	590,405

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

Offsetting of Derivatives Assets

September 30, 2014
					Gross Amounts Not Offset in the Statements of Assets and Liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Pledged(a)	Net Amount

Clough Global Allocation Fund
Total Return Swap Contracts	$318,529	$–	$318,529	$–	$–	$318,529

Total	$318,529	$–	$318,529	$–	$–	$318,529

Clough Global Equity Fund
Total Return Swap Contracts	$517,139	$–	$517,139	$–	$–	$517,139

Total	$517,139	$–	$517,139	$–	$–	$517,139

Clough Global Opportunities Fund
Total Return Swap Contracts	$1,339,826	$–	$1,339,826	$–	$–	$1,339,826

Total	$1,339,826	$–	$1,339,826	$–	$–	$1,339,826

(a)	These amounts are limited to the derivative asset balance and, accordingly, do not include excess collateral received/pledged.

44	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

Income Taxes: Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of and during the six months ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund intends to make a level dividend distribution each month to Common Shareholders after payment of interest on any outstanding borrowings. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by a Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Fund on the ex-dividend date. Each Fund has received approval from the Securities and Exchange Commission (the “Commission”) for exemption from Section 19(b) of the 1940 Act, and Rule 19b-1 there under permitting each Fund to make periodic distributions of long-term capital gains, provided that the distribution policy of a fund with respect to its Common Shares calls for periodic (e.g. quarterly/monthly) distributions in an amount equal to a fixed percentage of each Fund’s average net asset value over a specified period of time or market price per common share at or about the time of distributions or pay-out of a level dollar amount.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income and Dividend expense-short sales are recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Counterparty Risk: Each of the Funds run the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of each Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that each of the Funds use over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for each of the Funds.

Other Risk Factors: Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Funds to be subject to larger short-term declines in value.

The Funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity. At September 30, 2014, Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund each had a significant concentration of their investment securities (Investments, at value recorded on the Statements of Assets and Liabilities) in companies based in the United States: 86.46%, 85.31% and 87.05% of net assets, respectively.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Funds invest in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Semi-Annual Report | September 30, 2014	45

Notes to Financial Statements	Clough Global Funds
September 30, 2014 (Unaudited)

2. TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

The tax character of the distributions paid by the Funds during the year ended March 31, 2014 were as follows:

Distributions Paid From:	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Ordinary Income	$2,508,129	$6,725,986	$5,714,309
Long-Term Capital Gains	13,300,299	19,589,053	64,906,503
Total	$15,808,428	$26,315,039	$70,620,812

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of September 30, 2014, were as follows:

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross appreciation (excess of value over tax cost)	$11,118,371	$24,511,056	$44,347,830
Gross depreciation (excess of tax cost over value)	(7,460,373)	(15,201,813)	(31,628,678)

Net unrealized appreciation	$3,657,998	$9,309,243	$12,719,152

Cost of investments for income tax purposes	$243,681,200	$406,528,629	$1,016,999,971

3. CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized for each Fund.

Transactions in common shares were as follows:

	Clough Global Allocation Fund		Clough Global Equity Fund		Clough Global Opportunities Fund
	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014
Common Shares Outstanding - beginning of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859
Common Shares Issued as reinvestment of dividends	–	–	–	–	–	–

Common Shares Outstanding - end of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term securities, for the six months ended September 30, 2014, are listed in the table below.

Fund	Cost of Investments Purchased	Proceeds From Investments Sold	Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
Clough Global Allocation Fund	$ 183,880,091	$201,896,641	$13,788,616	$16,130,085
Clough Global Equity Fund	295,726,505	350,588,949	20,697,983	22,022,992
Clough Global Opportunities Fund	778,582,441	859,963,811	57,964,723	63,747,463

46	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
September 30, 2014 (Unaudited)

5. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Clough serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) with each Fund. As compensation for its services to the Fund, Clough receives an annual investment advisory fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS Fund Services, Inc. (“ALPS”) serves as each Fund’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement with each Fund. As compensation for its services to each Fund, ALPS receives an annual administration fee of 0.285%, 0.32%, and 0.32% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS will pay all expenses incurred by each Fund, with the exception of advisory fees, trustees’ fees, portfolio transaction expenses, litigation expenses, taxes, expenses of conducting repurchase offers for the purpose of repurchasing fund shares, interest on margin accounts, interest on loans, dividends on short sales, and extraordinary expenses.

Both Clough and ALPS are considered to be “affiliates” of the Funds as defined in the 1940 Act.

6. COMMITTED FACILITY AGREEMENT AND LENDING AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP. Each Fund is currently borrowing the maximum commitment covered by the agreement. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $149,357,309, $256,936,690 and $623,818,518 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 0.70% on the amount borrowed and 0.65% on the undrawn balance. Each Fund also pays a one-time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund.

The Agreement was amended on December 31, 2013, to increase the Maximum Commitment Financing to $93,300,000 for the Clough Global Allocation Fund and $156,000,000 for the Clough Global Equity Fund. For the six months ended September 30, 2014 the average borrowings outstanding for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement were $93,300,000, $156,000,000 and $388,900,000, respectively, and the average interest rate for the borrowings was 0.98%. As of September 30, 2014, the outstanding borrowings for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $93,300,000, $156,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on September 30, 2014, was 0.99%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement. BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair market value of such Lent Securities against the Current Borrowings. As of September 30, 2014, the market value of the Lent Securities for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $80,435,667, $174,006,605 and $365,197,520, respectively.

Semi-Annual Report | September 30, 2014	47

Notes to Financial Statements	Clough Global Funds
September 30, 2014 (Unaudited)

The Board of Trustees has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the six months ended September 30, 2014.

Each Fund receives income from BNP based on the value of the Lent Securities. This income is recorded as Hypothecated securities income on the Statements of Operations. The interest incurred on borrowed amounts is recorded as Interest on loan in the Statements of Operations, a part of Total Expenses.

7. OTHER

The Independent Trustees of each Fund receive from each Fund a quarterly retainer of $3,500 and an additional $1,500 for each board meeting attended. The Chairman of the Board of Trustees of each Fund receives a quarterly retainer from each Fund of $4,200 and an additional $1,800 for each board meeting attended. The Chairman of the Audit Committee of each Fund receives a quarterly retainer from each Fund of $3,850 and an additional $1,650 for each board meeting attended.

8. SUBSEQUENT EVENT

The Board of Trustees of each Fund announced, on September 12, 2014, that it had approved a change to the Funds’ fiscal year-end from March 31 to October 31. The Funds intend to operate in a seven-month stub period from April 1, 2014 to October 31, 2014 and will then begin a new fiscal year on November 1, 2014.

48	www.cloughglobal.com

Clough Global Funds	Dividend Reinvestment Plan
September 30, 2014 (Unaudited)

Unless the registered owner of Common Shares elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in each Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re–invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever a Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non–participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from a Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open–Market Purchases”) on the American Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open–Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex–dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open–Market Purchases. If, before the Plan Administrator has completed its Open–Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open–Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open–Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open–Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by a Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open–Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

Each Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105.

Semi-Annual Report | September 30, 2014	49

Additional Information	Clough Global Funds
September 30, 2014 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES

Each Fund’s policies and procedures used in determining how to vote proxies relating to portfolio securities are available on the Funds’ website at http://www.cloughglobal.com. Information regarding how each Fund voted proxies relating to portfolio securities held by each Fund for the period ended June 30, are available without charge, upon request, by contacting the Funds at 1-877-256-8445 and on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N–Q within 60 days after the end of the period. Copies of the Funds’ Form N–Q are available without a charge, upon request, by contacting the Funds at 1–877–256–8445 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N–Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1–800–SEC–0330.

NOTICE

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that each Fund may purchase at market prices from time to time shares of its common stock in the open market.

SHAREHOLDER MEETING

On July 15, 2014, the Funds held their annual meeting of Shareholders for the purpose of voting on a proposal to re-elect Trustees of the Funds. The results of the proposal for each Fund were as follows:

Proposal: To re-elect the following trustees to the Clough Global Allocation Fund Board.

	Adam D. Crescenzi	Jerry G. Rutledge	Vincent W. Versaci
For	9,188,332	9,180,385	9,179,866
Withheld	383,860	391,807	392,326

Proposal: To re-elect the following trustees to the Clough Global Equity Fund Board.

	Edmund J. Burke	John F. Mee
For	16,004,065.242	15,981,980.242
Withheld	895,718.390	917,803.390

Proposal: To re-elect the following trustees to the Clough Global Opportunities Fund Board.

	Robert L. Butler	James E. Canty	Richard C. Rantzow
For	47,803,248.84	47,897,307.84	47,708,607.84
Withheld	1,288,686.00	1,194,627.00	1,383,327.00

SECTION 19(A) NOTICES

The following table sets forth the estimated amount of the sources of distribution for purposes of Section 19 of the Investment Company Act of 1940, as amended, and the related rules adopted there under. Each Fund estimates the following percentages, of the total distribution amount per share, attributable to (i) current and prior fiscal year net investment income, (ii) net realized short-term capital gain, (iii) net realized long-term capital gain and (iv) return of capital or other capital source as a percentage of the total distribution amount. These percentages are disclosed for the fiscal year-to-date cumulative distribution amount per share for the Fund.

The amounts and sources of distributions reported in these 19(a) notices are only estimates and not for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

50	www.cloughglobal.com

Clough Global Funds	Additional Information
September 30, 2014 (Unaudited)

	Total Cumulative Distributions for the period ended September 30, 2014				% Breakdown of the Total Cumulative Distributions for the period ended September 30, 2014
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
Clough Global Allocation Fund	$0.0000	$0.6300	$0.0000	$0.6300	0.00%	100.00%	0.00%	100.00%
Clough Global Equity Fund	$0.0000	$0.6300	$0.0000	$0.6300	0.00%	100.00%	0.00%	100.00%
Clough Global Opportunities Fund	$0.0000	$0.4278	$0.1422	$0.5700	0.00%	75.06%	24.94%	100.00%

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, each Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by each Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month. Each Fund’s current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

Semi-Annual Report | September 30, 2014	51

Investment Advisory Agreement Approval	Clough Global Funds
September 30, 2014 (Unaudited)

On June 12, 2014, the Board of Trustees of each Fund met in person to, among other things, review and consider the renewal of the Advisory Agreements. In its consideration of the Advisory Agreements, the Trustees, including the non-interested Trustees, considered in general the nature, quality and scope of services to be provided by Clough.

Prior to the beginning of their review of the Advisory Agreements, counsel to the Funds, who also serves as independent counsel to the non-interested Trustees, discussed with the Trustees their fiduciary responsibilities in general and also specifically with respect to the renewal of the Advisory Agreements.

Representatives from Clough presented Clough’s materials regarding consideration of renewal of the Advisory Agreements. The Board noted that included in the Board materials were responses by Clough to a questionnaire drafted by legal counsel to the Funds to assist the Board in evaluating whether to renew the Advisory Agreements (the “15(c) Materials”). The Board noted that the 15(c) Materials were extensive, and included information relating to: each Fund’s investment results; portfolio composition; advisory fee and expense comparisons; financial information regarding Clough; descriptions such as compliance monitoring and portfolio trading practices; information about the personnel providing investment management services to the Funds; and the nature of services provided under the Advisory Agreements.

The Board reviewed the organizational structure of Clough and the qualifications of Clough and its principals to act as each Fund’s investment adviser. The Board considered the professional experience of the portfolio managers, Eric A. Brock, James E. Canty and Charles I. Clough, Jr., Partners at Clough, as well as Robert Zdunczyk, portfolio manager of the Clough Global Allocation Fund and Clough Global Opportunities Fund, emphasizing that Messrs. Brock, Canty, Clough and Zdunczyk each had substantial experience as an investment professional. The Trustees, all of whom currently serve as Trustees for the Funds, acknowledged their familiarity with the expertise and standing in the investment community of Messrs. Brock, Canty, Clough and Zdunczyk, and their satisfaction with the expertise of Clough and the services provided by Clough to the Funds. The Trustees concluded that the portfolio management team was well qualified to serve the Funds in those functions.

The Board next reviewed Clough’s procedures relating to compliance and oversight with respect to Clough’s brokerage allocation and soft dollar policies. The Trustees noted that Clough’s order management systems contain pre-trade compliance functions that review each trade against certain of the Funds’ investment restrictions and applicable 1940 Act and Internal Revenue Code restrictions, and noted the efforts that Clough’s Chief Compliance Officer will undertake to summarize monthly for Clough’s management, and quarterly for the Trustees, any violations that may occur, as well as any other violations detected through the manual monitoring that supplements the order management system’s testing. The Board noted the recent addition of certain personnel by Clough, including a new General Counsel. The Board discussed with representatives from Clough the various other investment products managed by Clough other than the Funds. The Board also noted the adequacy of Clough’s facilities. The Trustees concluded that Clough appeared to have adequate procedures and personnel in place to ensure compliance by Clough with applicable law and with each Fund’s investment objectives and restrictions.

The Board next reviewed the terms of the Advisory Agreements, noting that Clough would receive a fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets. The Trustees reviewed the fees charged by Clough to other clients for which it provides comparable services. The Trustees then reviewed Clough’s income statement for the year ended December 31, 2013, and its balance sheet as of that date. The Trustees further reviewed a profit and loss analysis as it relates to Clough’s advisory business and compared the profitability analysis to that provided by Clough to the Board in previous years. In response to a question from a Trustee, representatives from Clough discussed the allocation of overhead expenses contained in Clough’s profitability analysis.

The Board discussed the possible benefits Clough may accrue because of its relationship with the Funds as well as potential benefits that accrue to the Funds because of their relationship with Clough. The Board noted that Clough does not realize any direct benefits due to the allocation of brokerage and related transactions on behalf of the Funds.

The Board reviewed and discussed materials prepared and distributed in advance of the meeting regarding the comparability of the investment advisory fees of the Funds with the investment advisory fees of other investment companies, which had been prepared at the request of ALPS by Lipper Analytical Services (“Lipper”). Lipper’s report contained information regarding investment performance, comparisons of cost and expense structures of each Fund with other funds’ cost and expense structures, as well as comparisons of each Fund’s performance with the performance during similar periods of members of an objectively identified peer group and related matters.

As the Funds are unique in the marketplace, the Board noted that Lipper had a difficult time presenting a large peer group for comparison. The Trustees compared fees from seven (7) other leveraged closed-end investment companies that Lipper classified as “global funds” versus each Fund’s fees as part of the expense group (the “Expense Group”) and an expense universe consisting of each Fund, the Expense Group, and all other leveraged closed-end global funds (the “Expense Universe”). For GLV, the investment advisory fee for the Expense Group ranged from 0.70% to 1.00%, with a median of 0.900%. For GLV, the Board noted that as prepared by Lipper, the gross total expenses for the Expense Group on common and leveraged assets ranged from 1.152% to 1.743%, with a median of 1.379%. For GLQ, the investment advisory fee for the Expense Group ranged from 0.850% to 1.000%, with a median of 0.900%. For GLQ, the Board noted that as prepared by Lipper, the gross total expenses for the Expense

52	www.cloughglobal.com

Clough Global Funds	Investment Advisory Agreement Approval
September 30, 2014 (Unaudited)

Group on common and leveraged assets ranged from 1.152% to 1.949%, with a median of 1.379%. For GLO, the investment advisory fee for the Expense Group ranged from 0.850% to 1.000%, with a median of 0.95%. For GLO, the Board noted that as prepared by Lipper, the gross total expenses for the Expense Group on common and leveraged assets ranged from 1.152% to 2.040%, with a median of 1.379%. The Board noted the Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s gross total expenses were 1.743%, 1.949% and 2.040%, respectively.

The Board discussed the other non-management expenses category included in Lipper’s expense ratio components. Discussion ensued and the Board noted that the total expense ratio includes investment related expenses such as the interest on each Fund’s leverage and dividend expense on short sales. The Board noted that through each Fund’s employment of leverage, the income generation capabilities of the underlying investments may be augmented. The Board also noted the extent to which each Fund utilizes leverage and short sales, thereby increasing its investment-related expenses and concluded that the use of leverage and short sales is an important part of each Fund’s investment strategy to attempt to meet each Fund’s investment objective. The Board noted that they believe investment related expenses are operational in nature and should not be considered a management expense. Excluding the investment related expenses from the total expense ratio, the Board noted that each Fund’s net overall expenses are comparable to their peer group.

The Trustees then reviewed each Fund’s performance as compared to the performance of the closed-end fund universe selected by Lipper (the “Performance Universe”). For the one year ended net total return performance as of April 30, 2014, the performance data ranged from a high of 19.69% to a low of 4.0% with a median of 10.81%. The Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s performance during such time period was 8.56%, 10.85% and 8.71%, respectively.

The Trustees further noted that the objectives of the funds in the Lipper analysis differed from each Fund’s objectives and policies. The Trustees believed that the Lipper report provided a sufficient comparative universe.

At this point, Mr. Burke and Mr. Canty, both “interested persons” of the Funds, as well as the other representatives of ALPS and Clough, left the meeting. The non-interested Trustees, with the assistance of legal counsel, reviewed and discussed in more detail the information that had been presented relating to Clough, the Advisory Agreements and Clough’s profitability.

Mr. Burke, Mr. Canty, and the representatives of ALPS and Clough re-joined the meeting. The Board of Trustees of the Fund, present in person, with the non-interested Trustees present in person voting separately, unanimously concluded that the investment advisory fee of 0.70% of Clough Global Allocation Fund’s total assets, 0.90% of Clough Global Equity Fund’s total assets and 1.00% of Clough Global Opportunities Fund’s total assets are fair and reasonable for each respective Fund and that the renewal of the Advisory Agreements is in the best interests of the Funds and their shareholders.

Semi-Annual Report | September 30, 2014	53

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

For more information about the Fund, including a prospectus, please visit www.cloughglobal.com or call 1–877–256–8445.

1290 Broadway, Suite 1100, Denver, CO 80203

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

a.	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
b.	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

a.	Not applicable to semi-annual report.
b.	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes by which shareholders may recommend nominees to the Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.Cert.

(a)(3) Not applicable.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906Cert.

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940 dated September 21, 2009, the form of 19(a) Notices to Beneficial Owners are attached hereto as Exhibit 12(c).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President & Trustee

Date:	December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	December 5, 2014

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer/Principal Financial Officer

Date:	December 5, 2014